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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08413

Evergreen Equity Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making an annual filing for 3 of its series, Evergreen Asset Allocation Fund, Evergreen Balanced Fund and Evergreen Foundation Fund, for the year ended March 31, 2004. These 3 series have a 3/31 fiscal year end.

Date of reporting period: 3/31/2004

Item 1 - Reports to Stockholders.

Evergreen Asset Allocation Fund

Evergreen Asset Allocation Fund: Annual Report as of March 31, 2004

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
12	STATEMENT OF ASSETS AND LIABILITIES
13	STATEMENT OF OPERATIONS
14	STATEMENTS OF CHANGES IN NET ASSETS
16	NOTES TO FINANCIAL STATEMENTS
21	INDEPENDENT AUDITORS' REPORT
22	ADDITIONAL INFORMATION
24	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

May 2004

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Asset Allocation Fund, which covers the 12-month period ended March 31, 2004.

Diversified long-term investors were once again rewarded for their discipline over the past twelve months ended March 31, 2004. Those portfolios properly allocated between equities and fixed income, including municipal securities, managed to weather a variety of storms while contributing to overall performance. Despite geopolitical concerns, periods of volatile interest rates, and changes in tax legislation, investors employing the time-tested strategies of asset allocation were once again able to positively contribute to the long-term performance of their investment portfolios.

The period began with the financial markets focused on the war in Iraq. After an initial surge in equities at the onset of the war, the markets pulled back as the grim realities of war became increasingly evident to investors. This uncertainty led to higher demand for bonds, particularly within the Treasury market, as investors sought solace in a flight to quality. This performance in government bonds carried over to many municipal and corporate issues, too, and the increased demand for bonds quickly became a sort of self-fulfilling prophecy, as total return potential climbed with higher prices and declining yields. This increasingly popular strategy, soon helped set the stage for a summer of volatility unmatched in recent history.

At the conclusion of its monetary policy meeting in May, the Federal Reserve had commented on the "possibility of an unwelcome, substantial fall in inflation." Many bond investors, convinced the Fed

1

LETTER TO SHAREHOLDERS continued

was taking rates to zero, drove yields down to 45-year lows in the U.S. Treasury market. Common market wisdom determined that since the Fed's primary concern was deflation, rates were likely headed lower. Yet when central bankers reduced their target for the federal funds rate by a less than expected 25 basis points in late June, many fixed income investors became alarmed. These worries were compounded by optimistic Gross Domestic Product (GDP) forecasts from Fed Chairman Alan Greenspan during congressional banking committee hearings in July. As a result of these events, the yield on the 10-year Treasury surged from a low of 3.1% in June to 4.6% in late July. This "deflation trade" in bonds had changed from a significant overbought condition to an oversold one in a matter of just six weeks.

The sudden volatility in the bond market was accompanied by steady progress within equities throughout the spring and early summer. As varying degrees of clarity within the geopolitical spectrum gradually encouraged investors, several catalysts emerged to provide stocks with ample support. First, the lower Treasury yields offered equity investors attractive relative valuations. Secondly, the new tax laws would provide the lowest tax rates on capital gains and dividends in more than 50 years. And finally, the improved prospects for economic growth resulted in higher profit forecasts for the balance of 2003 and into 2004.

The bond market began to stabilize at the end of the summer as investors became more comfortable with the likelihood that monetary policy makers would keep rates low for the foreseeable future. This was a welcome respite for owners of Treasuries and municipal securities. In addition to the excitement in Treasuries, investors in municipal bonds also experienced heightened concerns related to the changes in the tax laws, which were initially perceived as a potential threat to their market. Yet after careful consideration, the majority of investors became convinced that capital preservation would remain a primary, if not dominant, theme

2

LETTER TO SHAREHOLDERS continued

for the demand of these securities. A second concern involved the poor financial condition of many states and local governments. Yet just as these concerns were reaching a crescendo, economic growth picked up significantly and tax receipts climbed, improving the financial conditions of many of these entities.

During the final months of 2003, diversified investors benefited from the powerful combination of solid growth in GDP and corporate profits. In addition, the lack of sustainable job growth enabled the Federal Reserve to keep rates at 45-year lows, often suggesting that this policy of accommodation could remain for a "considerable period." Indeed, these trends carried over into the new year. Significant increases in capital investment propelled the economy higher, and the benefits of cost cutting and higher productivity drove corporate profits to record levels. As a result, equities continued to trend higher as first quarter and full year profit estimates were ratcheted higher. Payroll growth remained lackluster, and bonds continued to benefit throughout the first quarter of 2004.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the website, you may also access a new feature that presents a detailed Q & A interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/Annual Updates, from our website. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

3

FUND AT A GLANCE

as of March 31, 2004

MANAGEMENT TEAM

Grantham, Mayo, Van Otterloo & Co. LLC
Asset Allocation Team

CURRENT INVESTMENT STYLE2

2 Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 3/31/2004.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund's holdings, as well as the size of the companies in which it invests, or median market capitalization.

PERFORMANCE AND RETURNS1

Portfolio inception date: 7/29/1996

	Class A	Class B	Class C	Class I	Class R
Class inception date	7/29/1996	10/3/2002	10/3/2002	10/3/2002	10/10/2003

Nasdaq symbol	EAAFX	EABFX	EACFX	EAIFX	EAXFX

Average annual return*

1 year with sales charge	25.55%	27.30%	31.36%	N/A	N/A

1 year w/o sales charge	33.15%	32.30%	32.36%	33.65%	33.03%

5 year	8.89%	9.73%	10.01%	10.30%	10.18%

Since portfolio inception	9.99%	10.72%	10.72%	10.91%	10.83%

* Adjusted for maximum applicable sales charge, unless noted.

1 Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information as of the most recent month end for the A, B, C or I shares, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month end performance information for the R shares. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes B, C, I and R prior to their inception is based on the performance of Class A. Historical performance for Class A prior to 10/3/2002 is based on the performance of Class III of the fund's predecessor fund, GMO Global Balanced Allocation Fund. The historical returns for Classes A, B, C, I and R have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A, 1.00% for Classes B and C and 0.50% for Class R. Classes I and III do not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B, C and R would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Asset Allocation Fund Class A shares,1 versus a similar investment in the GMO Global Balanced Index (GMOGBI), the Lehman Brothers Aggregate Bond Index (LBABI), the Morgan Stanley Capital International All Country World Free Index excluding U.S. (MSCI ACWI Free), the Standard & Poor's 500 Index (S&P 500) and the Consumer Price Index (CPI).

The GMOGBI, the LBABI, the MSCI ACWI Free and the S&P 500 are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund's Class A shares returned a 33.15% for the twelve-month period ended March 31, 2004, excluding any applicable sales charges. During the same period, the GMO Global Balanced Index (GMOGBI) returned 27.51%, the Lehman Brothers Aggregate Bond Index (LBABI) returned 5.40%, the Morgan Stanley Capital International All Country World Free Index excluding U.S. (MSCI ACWI Free) returned 59.91%, and the Standard & Poor's 500 Index (S&P 500) returned 35.12%.

The fund seeks total return greater than the GMOGBI, a composite benchmark computed by GMO, the investment advisor. It consists of (1) 48.75% S&P 500; (2) 16.25% MSCI ACWI Free; and (3) 35% LBABI.

During a period when markets around the world generally performed well, investors in the fund benefited from having their assets diversified among geographic regions, industrial sectors and asset classes. The general investment environment for equities was wildly bullish, both in the United States and overseas. There was evidence of a general rebound from the global economic slump of the previous three years, which encouraged increased investor optimism about the prospects for a sustained recovery. In this environment, higher risk assets outperformed lower risk assets, and low-quality companies outperformed high-quality companies. It was one of the best times ever to be taking risk.

The primary reason for the fund's strong performance versus the GMOGBI was due to our asset allocation decisions. The equity portion of the fund, which includes both growth and value stocks, in the U.S and international markets, accounted for more than half of the fund's assets. Of that, approximately a third was in U.S. equities, which was significantly underweighted relative to the GMOGBI, reflecting management's opinion that the U.S. market had become overvalued after a strong run-up.

The non-U.S. portion of the fund primarily consisted of assets with the largest commitments being in Europe, Japan and emerging markets. The fund's significant weight in foreign stocks was a strategy based on the belief that the international markets are likely to outperform U.S. markets over the next several years. The fund benefited from its overweight position in international developed and emerging equity markets.

The fund was overweight in fixed-income securities, compared to GMOGBI, with approximately a third of assets committed to U.S. benchmarked bond funds and a small percentage allocated to international benchmarked bond funds.

For more than a year, performance has been greatest among lower-quality, higher-risk securities. As a result, management believes valuations on higher-quality stocks appear attractive. If the market recognizes this, higher-quality stocks could outperform their lower-quality counterparts. The portfolio is currently positioned for this possibility.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

Smaller capitalization stock investing may offer the potential for greater long-term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the funds.

All data is as of March 31, 2004, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,		Year Ended February 28,
CLASS A	2004[1]	2003[1,2]	2003[3]	2002[1,3]	2001[3]	2000[3]
Net asset value, beginning of period	$9.91	$9.98	$10.77	$10.80	$10.78	$10.51
Income from investment operations
Net investment income (loss)	0.26	-0.01	0.16	0.43	0.47	0.44
Net realized and unrealized gains or losses on investments	3.02	-0.06	-0.49	0.04	0.60	0.91
Total from investment operations	3.28	-0.07	-0.33	0.47	1.07	1.35
Distributions to shareholders from
Net investment income	-0.21	0	-0.42	-0.50	-0.82	-0.43
Net realized gains	-0.01	0	-0.04	0	-0.23	-0.65
Total distributions to shareholders	-0.22	0	-0.46	-0.50	-1.05	-1.08
Net asset value, end of period	$12.97	$9.91	$9.98	$10.77	$10.80	$10.78
Total return[4]	33.15%	-0.70%	-3.16%	4.43%	10.12%	12.77%
Ratios and supplemental data
Net assets, end of period (thousands)	$722,977	$25,019	$13,879	$130,926	$112,704	$119,075
Ratios to average net assets
Expenses[5,6]	1.17%	1.16%[7]	0.02%	0.00%	0.00%	0.00%
Net investment income (loss)	1.03%	-1.12%[7]	2.51%	4.00%	4.13%	4.18%
Portfolio turnover rate	16%	0%	28%	16%	26%	26%

[1]   Net investment income (loss) per share is based on average shares outstanding during the period.

[2]   For the one month ended March 31, 2003. The Fund changed its fiscal year end from February 28 to March 31, effective March 31, 2003.

[3]   Effective at the close of business October 2, 2002, Evergreen Asset Allocation Fund acquired the net assets of GMO Global Balanced Allocation Fund ("GMO Fund"). GMO Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to October 3, 2002 are those of GMO Fund Class III.

[4]   Excluding applicable sales charges

[5]   Excludes expenses incurred indirectly through investment in underlying funds

[6]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[7]   Annualized

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,		Year Ended
CLASS B	2004[1]	2003[1,2]	February 28, 2003[1,3]
Net asset value, beginning of period	$9.87	$9.94	$10.00
Income from investment operations
Net investment income (loss)	0.19	-0.01	-0.06
Net realized and unrealized gains or losses on investments	2.99	-0.06	0.28
Total from investment operations	3.18	-0.07	0.22
Distributions to shareholders from
Net investment income	-0.17	0	-0.28
Net realized gains	-0.01	0	0
Total distributions to shareholders	-0.18	0	-0.28
Net asset value, end of period	$12.87	$9.87	$9.94
Total return[4]	32.30%	-0.70%	2.17%
Ratios and supplemental data
Net assets, end of period (thousands)	$668,013	$43,477	$23,364
Ratios to average net assets
Expenses[5,6]	1.88%	1.89%[7]	1.88%[7]
Net investment income (loss)	0.44%	-1.85%[7]	-1.46%[7]
Portfolio turnover rate	16%	0%	28%

[1]   Net investment income (loss) per share is based on average shares outstanding during the period.

[2]   For the one month ended March 31, 2003. The Fund changed its fiscal year end from February 28 to March 31, effective March 31, 2003.

[3]   For the period from October 3, 2002 (commencement of class operations) to February 28, 2003.

[4]   Excluding applicable sales charges

[5]   Excludes expenses incurred indirectly through investment in underlying funds

[6]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[7]   Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,		Year Ended
CLASS C	2004[1]	2003[1,2]	February 28, 2003[1,3]
Net asset value, beginning of period	$9.72	$9.80	$10.00
Income from investment operations
Net investment income (loss)	0.18	-0.01	-0.07
Net realized and unrealized gains or losses on investments	2.96	-0.07	0.30
Total from investment operations	3.14	-0.08	0.23
Distributions to shareholders from
Net investment income	-0.18	0	-0.43
Net realized gains	-0.01	0	0
Total distributions to shareholders	-0.19	0	-0.43
Net asset value, end of period	$12.67	$9.72	$9.80
Total return[4]	32.36%	-0.82%	2.27%
Ratios and supplemental data
Net assets, end of period (thousands)	$849,900	$22,566	$12,306
Ratios to average net assets
Expenses[5,6]	1.88%	1.90%[7]	1.86%[7]
Net investment income (loss)	0.37%	-1.86%[7]	-1.76%[7]
Portfolio turnover rate	16%	0%	28%

[1]   Net investment income (loss) per share is based on average shares outstanding during the period.

[2]   For the one month ended March 31, 2003. The Fund changed its fiscal year end from February 28 to March 31, effective March 31, 2003.

[3]   For the period from October 3, 2002 (commencement of class operations), to February 28, 2003.

[4]   Excluding applicable sales charges

[5]   Excludes expenses incurred indirectly through investment in underlying funds

[6]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[7]   Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,		Year Ended
CLASS I	2004[1]	2003[1,2]	February 28, 2003[3]
Net asset value, beginning of period	$9.92	$9.98	$10.00
Income from investment operations
Net investment income (loss)	0.30	-0.01	0.29
Net realized and unrealized gains or losses on investments	3.03	-0.05	-0.05
Total from investment operations	3.33	-0.06	0.24
Distributions to shareholders from
Net investment income	-0.22	0	-0.26
Net realized gains	-0.01	0	0
Total distributions to shareholders	-0.23	0	-0.26
Net asset value, end of period	$13.02	$9.92	$9.98
Total return	33.65%	-0.60%	2.41%
Ratios and supplemental data
Net assets, end of period (thousands)	$46,970	$15,039	$22
Ratios to average net assets
Expenses[4,5]	0.88%	0.91%[6]	0.91%[6]
Net investment income (loss)	1.56%	-0.87%[6]	7.00%[6]
Portfolio turnover rate	16%	0%	28%

[1]   Net investment income (loss) per share is based on average shares outstanding during the period.

[2]   For the one month ended March 31, 2003. The Fund changed its fiscal year end from February 28 to March 31, effective March 31, 2003.

[3]   For the period from October 3, 2002 (commencement of class operations), to February 28, 2003.

[4]   Excludes expenses incurred indirectly through investment in underlying funds

[5]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[6]   Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

Year Ended
CLASS R	March 31, 2004[1,2]
Net asset value, beginning of period	$11.95
Income from investment operations
Net investment income	0.07
Net realized and unrealized gains or losses on investments	1.16
Total from investment operations	1.23
Distributions to shareholders from
Net investment income	-0.21
Net realized gains	-0.01
Total distributions to shareholders	-0.22
Net asset value, end of period	$12.96
Total return	10.32%
Ratios and supplemental data
Net assets, end of period (thousands)	$1
Ratios to average net assets
Expenses[3,4]	1.20%[5]
Net investment income	1.28%[5]
Portfolio turnover rate	16%

[1]   For the period from October 10, 2003 (commencement of class operations), to March 31, 2004.

[2]   Net investment income per share is based on average shares outstanding during the period.

[3]   Excludes expenses incurred indirectly through investment in underlying funds

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

March 31, 2004

	Shares	Value

MUTUAL FUND SHARES 97.7%
U.S. FIXED INCOME 26.1%
GMO Core Plus Bond Fund	25,451,483	$ 267,495,090
GMO Domestic Bond Fund	26,027,865	264,182,825
GMO Inflation Indexed Bond Fund	5,472,901	66,714,666
GMO Short Duration Investment Fund	891	7,825
598,400,406
INTERNATIONAL FIXED INCOME 7.1%
GMO Currency Hedged International Bond Fund	7,054,676	65,255,755
GMO Emerging Country Debt Fund	3,563,406	38,556,057
GMO International Bond Fund	5,473,092	57,795,847
161,607,659
U.S. EQUITY 28.7%
GMO Real Estate Fund	5,256,502	81,370,650
GMO Small Cap Value Fund	1,803,414	28,241,464
GMO U.S. Core Fund	33,284,250	443,013,370
GMO U.S. Quality Equity Fund	5,247,459	103,269,999
655,895,483
INTERNATIONAL EQUITY 35.8%
GMO Currency Hedged International Equity Fund	17,168,324	126,187,180
GMO Emerging Markets Fund	10,922,286	173,664,346
GMO Global Hedged Equity Fund	5,402,297	54,131,020
GMO International Growth Fund	6,270,275	149,232,553
GMO International Intrinsic Value Fund	7,243,817	179,501,781
GMO International Small Companies Fund	7,785,701	135,860,478
818,577,358
Total Mutual Fund Shares (cost $2,062,839,027)		2,234,480,906
SHORT-TERM INVESTMENTS 0.4%
MUTUAL FUND SHARES 0.4%
Evergreen Institutional Money Market Fund (o) (cost $9,950,798)	9,950,798	9,950,798
Total Investments (cost $2,072,789,825) 98.1%		2,244,431,704
Other Assets and Liabilities 1.9%		43,428,856
Net Assets 100.0%		$ 2,287,860,560
(o) Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
See Notes to Financial Statements

11

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2004

Assets
Identified cost of investments	$ 2,072,789,825
Net unrealized gains on investments	171,641,879

Market value of investments	2,244,431,704
Receivable for Fund shares sold	45,501,105
Dividends receivable	10,129
Receivable from investment advisor	37,231
Prepaid expenses and other assets	86,496

Total assets	2,290,066,665

Liabilities
Payable for Fund shares redeemed	1,758,041
Distribution Plan expenses payable	46,611
Due to related parties	15,345
Accrued expenses and other liabilities	386,108

Total liabilities	2,206,105

Net assets	$ 2,287,860,560

Net assets represented by
Paid-in capital	$ 2,116,969,585
Overdistributed net investment income	(20,058)
Accumulated net realized losses on investments	(730,846)
Net unrealized gains on investments	171,641,879

Total net assets	$ 2,287,860,560

Net assets consists of
Class A	$ 722,976,889
Class B	668,012,773
Class C	849,899,948
Class I	46,969,861
Class R	1,089

Total net assets	$ 2,287,860,560

Shares outstanding
Class A	55,725,858
Class B	51,914,471
Class C	67,078,309
Class I	3,607,665
Class R	84

Net asset value per share
Class A	$ 12.97
Class A -- Offering price (based on sales charge of 5.75%)	$ 13.76
Class B	$ 12.87
Class C	$ 12.67
Class I	$ 13.02
Class R	$ 12.96

See Notes to Financial Statements

12

STATEMENT OF OPERATIONS

Year Ended March 31, 2004

Investment income
Dividends from investment company shares	$ 19,461,030

Expenses
Advisory fee	4,297,526
Distribution Plan expenses
Class A	731,572
Class B	2,938,247
Class C	2,938,062
Class R	3
Administrative services fee	858,621
Transfer agent fees	1,540,971
Trustees' fees and expenses	12,156
Printing and postage expenses	102,385
Custodian and accounting fees	200,395
Registration and filing fees	459,231
Professional fees	19,669
Other	47,801

Total expenses	14,146,639
Less: Expense reductions	(2,414)
Fee waivers and expense reimbursements	(19,559)

Net expenses	14,124,666

Net investment income	5,336,364

Net realized and unrealized gains or losses on investments
Net realized gains on:
Sale of investment company shares	2,072,517
Capital gain distributions from investment company shares	9,609,286

Net realized gains on investments	11,681,803
Net change in unrealized gains or losses on investments	172,281,491

Net realized and unrealized gains or losses on investments	183,963,294

Net increase in net assets resulting from operations	$ 189,299,658

See Notes to Financial Statements

13

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31,
	2004 (a)		2003 (b)

Operations
Net investment income (loss)		$ 5,336,364		$ (93,086)
Net realized gains on investments		11,681,803		0
Net change in unrealized gains or losses on investments		172,281,491		(103,310)

Net increase (decrease) in net assets resulting from operations		189,299,658		(196,396)

Distributions to shareholders from
Net investment income
Class A		(6,267,950)		0
Class B		(6,117,076)		0
Class C		(6,935,829)		0
Class I		(581,933)		0
Class R		(17)		0
Net realized gains
Class A		(226,443)		0
Class B		(266,578)		0
Class C		(289,475)		0
Class I		(19,866)		0
Class R		(1)		0

Total distributions to shareholders		(20,705,168)		0

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	55,309,819	677,203,879	1,195,659	11,880,552
Class B	49,136,496	584,123,724	2,087,319	20,617,737
Class C	66,378,036	792,173,565	1,071,633	10,462,267
Class I	2,452,448	29,634,885	1,513,333	14,757,153
Class R	84	1,222	0	0

		2,083,137,275		57,717,709

Net asset value of shares issued in reinvestment of distributions
Class A	438,266	5,425,742	0	0
Class B	472,100	5,806,831	0	0
Class C	436,202	5,282,408	0	0
Class I	11,913	147,954	0	0

		16,662,935		0

Automatic conversion of Class B shares to Class A shares
Class A	358,367	4,430,386	4,512	44,851
Class B	(361,095)	(4,430,386)	(4,530)	(44,851)

		0		0

Payment for shares redeemed
Class A	(2,905,387)	(35,841,664)	(66,585)	(659,398)
Class B	(1,739,927)	(21,224,236)	(26,616)	(261,948)
Class C	(2,056,681)	(24,979,025)	(7,174)	(70,045)
Class I	(372,278)	(4,590,459)	0	0

		(86,635,384)		(991,391)

Net increase in net assets resulting from capital share transactions		2,013,164,826		56,726,318

Total increase in net assets		2,181,759,316		56,529,922
Net assets
Beginning of period		106,101,244		49,571,322

End of period		$ 2,287,860,560		$ 106,101,244

Undistributed (overdistributed) net investment income (loss)		$ (20,058)		$ 0

(a) For Class R, for the period from October 10, 2003 (commencement of class operations), to March 31, 2004.
(b) For the one month ended March 31, 2003. The Fund changed its fiscal year end from February 28 to March 31, effective March 31, 2003.
See Notes to Financial Statements

14

STATEMENTS OF CHANGES IN NET ASSETS continued

	Year Ended
	February 28, 2003 (a)

Operations
Net investment income		$ 1,773,454
Net realized losses on investments		(4,252,860)
Net change in unrealized gains or losses on investments		1,938,831

Net decrease in net assets resulting from operations		(540,575)

Distributions to shareholders from
Net investment income
Class A		(2,196,738)
Class B		(4,094)
Class C		(6,733)
Class I		(108)
Net realized gains
Class A		(474,644)

Total distributions to shareholders		(2,682,317)

	Shares
Capital share transactions
Proceeds from shares sold
Class A	2,953,583	31,515,194
Class B	2,376,847	23,836,594
Class C	1,256,840	12,453,300
Class I	2,241	22,631

		67,827,719

Net asset value of shares issued in reinvestment of distributions
Class A	241,406	2,544,290
Class B	386	3,902
Class C	672	6,690
Class I	8	82

		2,554,964

Automatic conversion of Class B shares to Class A shares
Class A	2,385	23,776
Class B	(2,392)	(23,776)

		0

Payment for shares redeemed
Class A	(13,960,530)	(148,262,006)
Class B	(24,117)	(240,643)
Class C	(1,219)	(11,887)
		(148,514,536)

Net decrease in net assets resulting from capital share transactions		(78,131,853)

Total decrease in net assets		(81,354,745)

Net assets
Beginning of period		130,926,067

End of period		$ 49,571,322

Undistributed net investment income		$ 0

(a) For Classes B, C and I, for the period from October 3, 2002 (commencement of class operations), to February 28, 2003.
See Notes to Financial Statements

15

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Asset Allocation Fund (the "Fund") is a diversified series of Evergreen Equity Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund operates as a "fund of funds" which invests in shares of GMO-managed mutual funds ("underlying funds"). Each underlying fund's accounting policies are outlined in the underlying fund's financial statements, which are available upon request.

The Fund offers Class A, Class B, Class C, Class R and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Effective February 2, 2004, Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Class R shares are only available to participants in certain retirement plans and are sold without a front-end sales charge or contingent deferred sales charge. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

As of the close of business on October 2, 2002, the net assets of GMO Global Balanced Allocation Fund ("GMO Fund"), a series of GMO Trust, were acquired by the Fund in exchange for shares of the Fund. Class III shares of GMO Fund received Class A shares of the Fund. As GMO Fund contributed the majority of the net assets and shareholders to the Fund, the accounting and performance history of GMO Fund has been carried forward.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Investments in the underlying funds are valued at the net asset value per share as reported by the underlying funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund's name until the agreements mature. Collateral for certain

16

NOTES TO FINANCIAL STATEMENTS continued

tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Investment transactions and investment income

Investment transactions are recorded no later than one business day after the trade date. Income dividends and capital gain distributions from underlying funds are recorded on the ex-dividend date. Realized gains and losses from investment transactions are determined on the identified cost basis.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to dividend redesignation to long-term capital gain.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.50% of the Fund's average daily net assets.

Grantham, Mayo, Van Otterloo & Co. LLC ("GMO") is the investment sub-advisor to the Fund. GMO does not receive a direct fee from the Fund for its services. However, the Fund incurs fees and expenses indirectly as a shareholder of the underlying GMO-managed funds, including its indirect share of management or other fees paid to GMO.

17

NOTES TO FINANCIAL STATEMENTS continued

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the year ended March 31, 2004, EIMC waived its fee in the amount of $14,291 and reimbursed expenses relating to Class A shares in the amount of $5,268. Total amounts subject to recoupment as of March 31, 2004, were $67,944.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended March 31, 2004, the transfer agent fees were equivalent to an annual rate of 0.18% of the Fund's average daily net assets.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares, 0.50% of the average daily net assets for Class R shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were $2,100,117,239 and $137,000,000, respectively, for the year ended March 31, 2004.

On March 31, 2004, the aggregate cost of investments for federal income tax purposes was $2,073,520,671. The gross unrealized appreciation and depreciation on investments based on tax cost was $172,424,193 and $1,513,160, respectively, with a net unrealized appreciation of $170,911,033.

18

NOTES TO FINANCIAL STATEMENTS continued

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended March 31, 2004, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of March 31, 2004, the components of distributable earnings on a tax basis consisted of overdistributed ordinary income of $20,058 and unrealized appreciation of $170,911,033.

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales. Additionally, short-term capital gains are considered ordinary income for income tax purposes.

The tax character of distributions paid was as follows:

			Year Ended February 28, 2003
	Year Ended March 31,
	2004	2003 (a)

Ordinary Income	$ 15,804,293	$ 0	$ 2,207,673
Long-term Capital Gain	4,900,875	0	474,644

(a) For the one month ended March 31, 2003. The Fund changed its fiscal year end from February 28 to March 31, effective March 31, 2003.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended March 31, 2004, the Fund had no borrowings under this agreement.

19

NOTES TO FINANCIAL STATEMENTS continued

11. SUBSEQUENT EVENTS

Effective April 1, 2004, EIMC is paid an annual fee starting at 0.49% and declining to 0.35% as the average daily net assets of the Fund increases.

Effective May 1, 2004, EIS replaced Evergreen Distributor, Inc. as the distributor of the Fund's shares.

20

INDEPENDENT AUDITORS' REPORT

Board of Trustees and Shareholders
Evergreen Equity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Asset Allocation Fund, a series of Evergreen Equity Trust, as of March 31, 2004, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2004 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Asset Allocation Fund, as of March 31, 2004, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
May 7, 2004

21

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

Persuant to Section 852 of the Internal Revenue Code, the Fund has designated aggregate capital gain distributions of $4,900,875 for the fiscal year ended March 31, 2004.

For corporate shareholders, 23.95% of ordinary income dividends paid during the fiscal year ended March 31, 2004 qualified for the dividends received deduction.

With respect to dividends paid from investment company taxable income during the fiscal year ended March 31, 2004, the Fund designates 45.47% of ordinary income and short-term capital gain distributions as Qualified Dividend Income in accordance with the Internal Revenue Code. Complete 2004 year-end tax information will be reported to you on your 2004 Form 1099-DIV, which shall be provided to you in early 2005.

22

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23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services; Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. - South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (executive recruitment business development/consulting company); Consultant, Kennedy Information, Inc. (executive recruitment information and research company); Consultant, AESC (The Association of Retained Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

24

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	Principal occupations: President, Chief Executive Officer and Chief Investment Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to 200 Berkeley Street, 26th Floor, Boston, MA 02116, Attention: Secretary, Evergreen Funds.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $249.1 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. For more complete information on the fund(s), including investment objective, risks, charges and expenses, please contact your financial advisor or call 800.343.2898, or visit Evergreeninvestments.com for a free prospectus. Read it carefully before you invest or send money.

*As of March 31, 2004

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003, Evergreen Investments was ranked third overall.

566389 rv1   5/2004

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen Balanced Fund

Evergreen Balanced Fund: Annual Report as of March 31, 2004

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
23	STATEMENT OF ASSETS AND LIABILITIES
24	STATEMENT OF OPERATIONS
25	STATEMENTS OF CHANGES IN NET ASSETS
26	NOTES TO FINANCIAL STATEMENTS
32	INDEPENDENT AUDITORS' REPORT
33	ADDITIONAL INFORMATION
36	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

May 2004

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Balanced Fund, which covers the 12-month period ended March 31, 2004.

Diversified long-term investors were once again rewarded for their discipline over the past twelve months ended March 31, 2004. Those portfolios properly allocated between equities and fixed income, including municipal securities, managed to weather a variety of storms while contributing to overall performance. Despite geopolitical concerns, periods of volatile interest rates, and changes in tax legislation, investors employing the time-tested strategies of asset allocation were once again able to positively contribute to the long-term performance of their investment portfolios.

The period began with the financial markets focused on the war in Iraq. After an initial surge in equities at the onset of the war, the markets pulled back as the grim realities of war became increasingly evident to investors. This uncertainty led to higher demand for bonds, particularly within the Treasury market, as investors sought solace in a flight to quality. This performance in government bonds carried over to many municipal and corporate issues, too, and the increased demand for bonds quickly became a sort of self-fulfilling prophecy, as total return potential climbed with higher prices and declining yields. This increasingly popular strategy, soon helped set the stage for a summer of volatility unmatched in recent history.

At the conclusion of its monetary policy meeting in May, the Federal Reserve had commented on the "possibility of an unwelcome, substantial fall in inflation." Many bond investors, convinced the Fed was taking rates to zero, drove yields

LETTER TO SHAREHOLDERS continued

down to 45-year lows in the U.S. Treasury market. Common market wisdom determined that since the Fed's primary concern was deflation, rates were likely headed lower. Yet when central bankers reduced their target for the federal funds rate by a less than expected 25 basis points in late June, many fixed income investors became alarmed. These worries were compounded by optimistic Gross Domestic Product (GDP) forecasts from Fed Chairman Alan Greenspan during congressional banking committee hearings in July. As a result of these events, the yield on the 10-year Treasury surged from a low of 3.1% in June to 4.6% in late July. This "deflation trade" in bonds had changed from a significant overbought condition to an oversold one in a matter of just six weeks.

The sudden volatility in the bond market was accompanied by steady progress within equities throughout the spring and early summer. As varying degrees of clarity within the geopolitical spectrum gradually encouraged investors, several catalysts emerged to provide stocks with ample support. First, the lower Treasury yields offered equity investors attractive relative valuations. Secondly, the new tax laws would provide the lowest tax rates on capital gains and dividends in more than 50 years. And finally, the improved prospects for economic growth resulted in higher profit forecasts for the balance of 2003 and into 2004.

The bond market began to stabilize at the end of the summer as investors became more comfortable with the likelihood that monetary policy makers would keep rates low for the foreseeable future. This was a welcome respite for owners of Treasuries and municipal securities. In addition to the excitement in Treasuries, investors in municipal bonds also experienced heightened concerns related to the changes in the tax laws, which were initially perceived as a potential threat to their market. Yet after careful consideration, the majority of investors became convinced that capital preservation would remain

LETTER TO SHAREHOLDERS continued

a primary, if not dominant, theme for the demand of these securities. A second concern involved the poor financial condition of many states and local governments. Yet just as these concerns were reaching a crescendo, economic growth picked up significantly and tax receipts climbed, improving the financial conditions of many of these entities.

During the final months of 2003, diversified investors benefited from the powerful combination of solid growth in GDP and corporate profits. In addition, the lack of sustainable job growth enabled the Federal Reserve to keep rates at 45-year lows, often suggesting that this policy of accommodation could remain for a "considerable period." Indeed, these trends carried over into the new year. Significant increases in capital investment propelled the economy higher, and the benefits of cost cutting and higher productivity drove corporate profits to record levels. As a result, equities continued to trend higher as first quarter and full year profit estimates were ratcheted higher. Payroll growth remained lackluster, and bonds continued to benefit throughout the first quarter of 2004.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the website, you may also access a new feature that presents a detailed Q & A interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/Annual Updates, from our website. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

FUND AT A GLANCE

as of March 31, 2004

MANAGEMENT TEAM

Patricia A. Bannan, CFA
Large Cap Core Growth Team
Lead Manager

Tattersall Advisory Group, Inc.

CURRENT INVESTMENT STYLE2

2 Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 3/31/2004.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund's holdings, as well as the size of the companies in which it invests, or median market capitalization.

The fixed income style box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS1

Portfolio inception date: 9/11/1935

	Class A	Class B	Class C	Class I
Class inception date	1/20/1998	9/11/1935	1/22/1998	1/26/1998

Nasdaq symbol	EKBAX	EKBBX	EKBCX	EKBYX

Average annual return*

1 year with sales charge	13.97%	15.06%	18.91%	N/A

1 year w/o sales charge	20.90%	20.06%	19.91%	21.03%

5 year	0.50%	0.64%	0.93%	1.90%

10 year	7.52%	7.64%	7.66%	8.30%

* Adjusted for maximum applicable sales charge, unless noted.

1 Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information as of the recent month end for the A, B, C or I shares, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, C and I prior to their inception is based on the performance of Class B, the original class offered. The historical returns for Classes A and I have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A and I would have been higher.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Balanced Fund Class A shares,1 versus a similar investment in the Standard & Poor's 500 Index (S&P 500), the Lehman Brothers Aggregate Bond Index (LBABI) and the Consumer Price Index (CPI).

The S&P 500 and the LBABI are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

PORTFOLIO MANAGER COMMENTARY

The fund's Class A shares returned 20.90% for the twelve-month period ended March 31, 2004, excluding any applicable sales charges. During the same period, the fund's benchmarks, the S&P 500 Index (S&P 500) returned 35.12% and the Lehman Brothers Aggregate Bond Index (LBABI) returned 5.40%.

In the twelve-month period ended March 31, 2004, smaller capitalization stocks outperformed larger capitalization stocks, value outperformed growth stocks, lower quality outperformed higher quality stocks and higher risk outperformed lower risk stocks. This was mainly due to an oversold stock market coupled with much better economic growth and earnings performance. In the bond market, corporate bonds, benefiting from improving expectations of corporate profitability, outperformed U.S. Treasuries and other high-grade securities.

The fund's equity portion continues to focus on high quality, large capitalization stocks, many of which performed well on an absolute basis, but whose performance lagged in comparison to their lower quality counterparts. Consequently, the fund's equity portion of the fund underperformed the S&P 500. The biggest detractor to performance of the equity portion was the technology sector. Our commitment to market leaders hurt performance on a relative basis. Not owning many of the more leveraged companies also detracted from performance. A bright spot within technology was our overweight in the semiconductor industry. On the positive front, investments in the industrial sector made a material contribution. We were overweight in this strongly performing sector and had good stock selection.

At the start of the last fiscal year, the fixed-income manager's Tattersal Advisory Group, kept portfolio duration close to that of the benchmark LBABI for the fixed income portion of the fund.

Late in the twelve-month period, the fixed income portion reduced duration further in anticipation of an imminent rise in interest rates, which can undermine bond prices. We ended the period slightly underweight in duration to the LBABI. With the yield of the ten-year Treasury rising almost a full percent over the last month of the year, shorter portfolio durations were beneficial to portfolio returns. An overweight position in mortgages was maintained until late in 2003 when it was reduced somewhat in response to that sector's strong performance.

The best performance over the year for the fixed income portion came from the corporate sector, and the fund was overweight in corporate bonds for the first half of the year. Corporate yield spreads narrowed significantly early in the period, and we took advantage of the decline in yield spreads to take profits off the table, and reduce our overweight to the higher quality portion of the corporate sector. We ended the year underweight the corporate sector. Overall, our sector decisions had a positive impact on portfolio returns during the period.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

U.S. government guarantees apply only to the underlying securities of the fund's portfolio and not to the fund's shares.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund.

All data is as of March 31, 2004, and subject to change.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,
CLASS A	2004	2003[1]	2002[1]	2001	2000
Net asset value, beginning of period	$6.91	$8.06	$8.16	$11.01	$11.28
Income from investment operations
Net investment income	0.12	0.17	0.18	0.27	0.28
Net realized and unrealized gains or losses on securities and foreign currency related transactions	1.32	-1.16	-0.10	-1.34	1.18
Total from investment operations	1.44	-0.99	0.08	-1.07	1.46
Distributions to shareholders from
Net investment income	-0.15	-0.16	-0.18	-0.26	-0.28
Net realized gains	0	0	0	-1.52	-1.45
Total distributions to shareholders	-0.15	-0.16	-0.18	-1.78	-1.73
Net asset value, end of period	$8.20	$6.91	$8.06	$8.16	$11.01
Total return[2]	20.90%	-12.36%	0.99%	-10.71%	13.89%
Ratios and supplemental data
Net assets, end of period (millions)	$688	$672	$880	$932	$1,264
Ratios to average net assets
Expenses[3]	1.00%	0.98%	0.97%	0.92%	0.91%
Net investment income	1.59%	2.29%	2.18%	2.73%	2.48%
Portfolio turnover rate	122%	125%	243%	143%	109%

[1]   Net investment income per share is based on average shares outstanding during the period.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,
CLASS B	2004[1]	2003[1]	2002[1]	2001	2000
Net asset value, beginning of period	$6.91	$8.06	$8.17	$11.02	$11.29
Income from investment operations
Net investment income	0.07	0.11	0.12	0.19	0.20
Net realized and unrealized gains or losses on securities and foreign currency related transactions	1.31	-1.16	-0.11	-1.34	1.18
Total from investment operations	1.38	-1.05	0.01	-1.15	1.38
Distributions to shareholders from
Net investment income	-0.09	-0.10	-0.12	-0.18	-0.20
Net realized gains	0	0	0	-1.52	-1.45
Total distributions to shareholders	-0.09	-0.10	-0.12	-1.70	-1.65
Net asset value, end of period	$8.20	$6.91	$8.06	$8.17	$11.02
Total return[2]	20.06%	-13.03%	0.10%	-11.40%	13.06%
Ratios and supplemental data
Net assets, end of period (millions)	$98	$92	$118	$216	$279
Ratios to average net assets
Expenses[3]	1.70%	1.73%	1.72%	1.67%	1.66%
Net investment income	0.89%	1.54%	1.44%	1.98%	1.73%
Portfolio turnover rate	122%	125%	243%	143%	109%

[1]   Net investment income per share is based on average shares outstanding during the period.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,
CLASS C	2004[1]	2003[1]	2002[1]	2001	2000
Net asset value, beginning of period	$6.93	$8.08	$8.18	$11.03	$11.30
Income from investment operations
Net investment income	0.06	0.11	0.11	0.20	0.19
Net realized and unrealized gains or losses on securities and foreign currency related transactions	1.32	-1.16	-0.09	-1.35	1.19
Total from investment operations	1.38	-1.05	0.02	-1.15	1.38
Distributions to shareholders from
Net investment income	-0.10	-0.10	-0.12	-0.18	-0.20
Net realized gains	0	0	0	-1.52	-1.45
Total distributions to shareholders	-0.10	-0.10	-0.12	-1.70	-1.65
Net asset value, end of period	$8.21	$6.93	$8.08	$8.18	$11.03
Total return[2]	19.91%	-12.98%	0.22%	-11.39%	13.06%
Ratios and supplemental data
Net assets, end of period (millions)	$16	$11	$11	$7	$3
Ratios to average net assets
Expenses[3]	1.70%	1.73%	1.72%	1.68%	1.66%
Net investment income	0.83%	1.54%	1.42%	2.01%	1.73%
Portfolio turnover rate	122%	125%	243%	143%	109%

[1]   Net investment income per share is based on average shares outstanding during the period.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,
CLASS I1	2004	2003[2]	2002[2]	2001	2000
Net asset value, beginning of period	$6.89	$8.03	$8.15	$11.00	$11.27
Income from investment operations
Net investment income	0.15	0.18	0.20	0.30	0.32
Net realized and unrealized gains or losses on securities and foreign currency related transactions	1.29	-1.15	-0.12	-1.34	1.17
Total from investment operations	1.44	-0.97	0.08	-1.04	1.49
Distributions to shareholders from
Net investment income	-0.17	-0.17	-0.20	-0.29	-0.31
Net realized gains	0	0	0	-1.52	-1.45
Total distributions to shareholders	-0.17	-0.17	-0.20	-1.81	-1.76
Net asset value, end of period	$8.16	$6.89	$8.03	$8.15	$11.00
Total return	21.03%	-12.07%	1.00%	-10.49%	14.21%
Ratios and supplemental data
Net assets, end of period (millions)	$216	$188	$9	$13	$20
Ratios to average net assets
Expenses[3]	0.70%	0.73%	0.72%	0.67%	0.66%
Net investment income	1.91%	2.61%	2.44%	2.98%	2.73%
Portfolio turnover rate	122%	125%	243%	143%	109%

[1]   Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

[2]   Net investment income per share is based on average shares outstanding during the period.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

March 31, 2004

	Principal Amount	Value

ASSET-BACKED SECURITIES 0.8%
Ameriquest Mtge. Securities, Inc., Ser. 2003-8, Class AF5, 4.64%, 10/25/2033	$ 1,935,000	$ 1,981,266
Residential Asset Mtge. Products, Inc.:
Ser. 2002-RS3, Class AI5, 5.57%, 02/25/2032	3,515,000	3,698,136
Ser. 2002-RZ2, Class A-3, 4.98%, 09/25/2028	122,199	122,160
Ser. 2003-RS7, Class AI6, 5.34%, 08/25/2033	1,995,000	2,083,708
Total Asset-Backed Securities (cost $7,644,645)		7,885,270
COLLATERALIZED MORTGAGE OBLIGATIONS 6.4%
Asset Securitization Corp., Ser. 1997-D4, Class A-1D, 7.49%, 04/14/2029	693,512	776,122
FHLMC:
Ser. 2228, Class PE, 7.50%, 04/15/2030	1,758,914	1,844,375
Ser. 2231, Class ZC, 7.50%, 05/15/2030	470,399	494,739
Ser. 2249, Class PG, 7.50%, 08/15/2030	1,442,411	1,512,784
Ser. 2564, Class BQ, 5.50%, 10/15/2017	4,075,000	4,318,545
Ser. 2727, Class PD, 4.50%, 06/15/2029	3,300,000	3,325,051
FNMA:
Ser. 1999-8, Class QD, 6.00%, 03/25/2014	922,967	972,796
Ser. 2001-69, Class PG, 6.00%, 12/25/2016	4,013,000	4,317,784
Ser. 2001-T10, Class A1, 7.00%, 12/25/2041	1,895,501	2,059,901
Ser. 2002-09, Class PC, 6.00%, 03/25/2017	865,000	921,870
Ser. 2002-T4, Class A2, 7.00%, 12/25/2041	2,407,335	2,618,728
Ser. 2002-T19, Class A1, 6.50%, 07/25/2042	4,478,458	4,805,945
Ser. 2003-18, Class A1, 6.50%, 12/25/2042	744,483	798,923
Ser. 2003-92, Class PD, 4.50%, 03/25/2017	3,605,000	3,663,431
Ser. 2003-W2, Class 1A2, 7.00%, 07/25/2042	3,065,845	3,335,063
Ser. 2003-W3, Class 1A1, 6.50%, 08/25/2042	2,207,530	2,368,956
Ser. 2003-W14, Class A6, 5.82%, 09/25/2043	3,890,000	4,181,238
Ser. 2003-W19, Class A5, 5.50%, 11/25/2033	6,345,000	6,726,458
Ser. 2004-T1, Class 1A3, 7.00%, 01/25/2044 (h)	3,250,000	3,531,450
GMAC Comml. Mtge. Securities, Inc., Ser. 2000-C3, Class A2, 6.96%, 09/15/2035	3,940,000	4,594,433
GS Mtge. Securities Corp. II, Ser. 2003-C1, Class A3, 4.61%, 01/10/2040	1,745,000	1,785,392
LB-UBS Comml. Mtge. Trust, Ser. 2000-C4, Class A1, 7.18%, 09/15/2019	3,278,083	3,674,178
Morgan Stanley Dean Witter Capital, Ser. 2003-T11, Class A4, 5.15%, 06/13/2041	2,860,000	3,033,395
Total Collateralized Mortgage Obligations (cost $64,588,384)		65,661,557
CORPORATE BONDS 9.3%
CONSUMER DISCRETIONARY 1.8%
Auto Components 0.1%
Dana Corp., 9.00%, 08/15/2011	250,000	301,875
HLI Operating, Inc., 10.50%, 06/15/2010	110,000	125,675
TRW Automotive, Inc., 9.375%, 02/15/2013	357,000	412,335
839,885
Automobiles 0.5%
Ford Motor Co., 6.375%, 02/01/2029	2,500,000	2,232,410
General Motors Corp., 7.20%, 01/15/2011	3,000,000	3,292,251
5,524,661
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2004

	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Distributors 0.1%
Roundys, Inc., Ser. B, 8.875%, 06/15/2012	$ 400,000	$ 442,000
Hotels, Restaurants & Leisure 0.1%
Chumash Casino & Resort Enterprise, 9.00%, 07/15/2010 144A	250,000	277,500
Friendly Ice Cream Corp., 8.375%, 06/15/2012 144A	95,000	98,325
John Q Hammons Hotels LP, Ser. B, 8.875%, 05/15/2012	250,000	279,375
655,200
Household Durables 0.2%
K. Hovnanian Enterprises, Inc., 10.50%, 10/01/2007	400,000	474,000
Meritage Corp., 9.75%, 06/01/2011	100,000	114,000
Schuler Homes, Inc., 10.50%, 07/15/2011	400,000	474,000
Standard Pacific Corp., 7.75%, 03/15/2013	400,000	444,000
WCI Communities, Inc., 9.125%, 05/01/2012	400,000	448,000
1,954,000
Media 0.4%
Dex Media West LLC, 8.50%, 08/15/2010 144A	355,000	393,162
Emmis Communications Corp., Ser. B, 8.125%, 03/15/2009	400,000	418,500
Mediacom LLC:
7.875%, 02/15/2011	140,000	135,800
9.50%, 01/15/2013	305,000	303,475
MediaNews Group, Inc., 6.875%, 10/01/2013 144A	350,000	361,375
RH Donnelley Finance Corp., 10.875%, 12/15/2012	150,000	179,625
Time Warner, Inc., 7.625%, 04/15/2031	2,000,000	2,348,626
4,140,563
Multi-line Retail 0.1%
May Department Stores Co., 7.45%, 09/15/2011	1,000,000	1,184,021
Saks, Inc., 9.875%, 10/01/2011	50,000	61,750
1,245,771
Specialty Retail 0.3%
Cole National Group, Inc., 8.875%, 05/15/2012	385,000	444,675
CSK Auto, Inc., 7.00%, 01/15/2014 144A	400,000	404,000
Group 1 Automotive, Inc., 8.25%, 08/15/2013	400,000	442,000
Michaels Stores, Inc., 9.25%, 07/01/2009	400,000	442,500
Office Depot, Inc., 10.00%, 07/15/2008	400,000	486,000
PETCO Animal Supplies, Inc., 10.75%, 11/01/2011	300,000	351,750
United Auto Group, Inc., 9.625%, 03/15/2012	400,000	448,000
Warnaco Group, Inc., 8.875%, 06/15/2013	400,000	433,000
3,451,925
CONSUMER STAPLES 0.2%
Beverages 0.0%
Coca Cola Enterprises, Inc., 6.95%, 11/15/2026	650,000	765,890
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2004

	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER STAPLES continued
Food & Staples Retailing 0.1%
Couche-Tard LP, 7.50%, 12/15/2013 144A	$ 100,000	$ 107,500
Crown Cork & Seal Co., Inc., 7.375%, 12/15/2026	250,000	232,500
Rite Aid Corp., 8.125%, 05/01/2010	400,000	430,000
770,000
Food Products 0.1%
Del Monte Foods Co., 8.625%, 12/15/2012	400,000	452,000
Dole Food Co., Inc., 7.25%, 06/15/2010	400,000	414,000
866,000
ENERGY 0.5%
Energy Equipment & Services 0.1%
Dresser, Inc., 9.375%, 04/15/2011	400,000	438,000
NRG Energy, Inc., 8.00%, 12/15/2013 144A	175,000	181,562
Parker Drilling Co., Ser. B, 10.125%, 11/15/2009	400,000	434,500
SESI LLC, 8.875%, 05/15/2011	400,000	438,000
1,492,062
Oil & Gas 0.4%
Chesapeake Energy Corp., 6.875%, 01/15/2016	250,000	263,750
El Paso Energy Partners LP, 8.50%, 06/01/2011	400,000	456,000
Evergreen Resources, Inc., 5.875%, 03/15/2012 144A	40,000	40,600
Exco Resources, Inc., 7.25%, 01/15/2011 144A	70,000	72,625
Forest Oil Corp., 7.75%, 05/01/2014	250,000	269,375
Gulfterra Energy Partners LP, Ser. B, 6.25%, 06/01/2010	250,000	273,750
Kinder Morgan Energy Partners, 7.40%, 03/15/2031	800,000	933,714
Overseas Shipholding Group, Inc., 8.25%, 03/15/2013	400,000	442,000
Plains Exploration & Production Co., 8.75%, 07/01/2012	400,000	452,000
Stone Energy Corp., 8.25%, 12/15/2011	175,000	195,125
Tesoro Petroleum Corp., Ser. B, 9.00%, 07/01/2008	400,000	419,500
Westport Resources Corp., 8.25%, 11/01/2011	100,000	111,750
3,930,189
FINANCIALS 3.9%
Capital Markets 1.0%
Alliance Capital Management LP, 5.625%, 08/15/2006	4,425,000	4,750,357
Goldman Sachs & Co., Inc., 7.35%, 10/01/2009	1,085,000	1,286,239
Legg Mason, Inc., 6.75%, 07/02/2008	3,500,000	3,958,500
Morgan Stanley Co., Inc., 3.625%, 04/01/2008	400,000	409,706
10,404,802
Commercial Banks 0.9%
Bank of America Corp., 7.125%, 05/01/2006	1,000,000	1,105,224
PNC Funding Corp., 5.75%, 08/01/2006	4,515,000	4,877,252
SunTrust Banks, Inc., 6.00%, 02/15/2026	1,000,000	1,070,180
Union Planters Bank, 6.50%, 03/15/2008	2,380,000	2,599,507
9,652,163
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2004

	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Consumer Finance 0.1%
International Lease Finance Corp., 5.95%, 06/06/2005	$ 600,000	$ 630,548
Insurance 0.0%
Crum & Forster Holdings Corp., 10.375%, 06/15/2013 144A	250,000	283,750
Real Estate 1.3%
Crescent Real Estate Equities, 9.25%, 04/15/2009	250,000	279,375
Duke Realty LP, 7.05%, 03/01/2006	700,000	756,380
EOP Operating LP:
7.00%, 07/15/2011	3,250,000	3,774,589
7.75%, 11/15/2007	500,000	582,690
ERP Operating LP, 6.63%, 04/13/2005	4,680,000	4,916,874
FelCor Suites LP, 7.625%, 10/01/2007	250,000	260,000
Host Marriott Corp., Ser. J, 7.125%, 11/01/2013	400,000	417,000
LNR Property Corp., 7.625%, 07/15/2013	400,000	426,000
Simon Property Group, Inc., 6.875%, 10/27/2005	1,250,000	1,342,575
Thornburg Mortgage, Inc., 8.00%, 05/15/2013	400,000	424,000
13,179,483
Thrifts & Mortgage Finance 0.6%
American General Finance Corp., 5.75%, 03/15/2007	925,000	1,011,107
Vanderbilt Mortgage & Finance, Inc., 7.91%, 02/07/2026	2,410,000	2,609,700
Washington Mutual, Inc., 5.625%, 01/15/2007	2,000,000	2,168,198
5,789,005
HEALTH CARE 0.3%
Health Care Providers & Services 0.3%
Extendicare Health Services, Inc., 9.50%, 07/01/2010	400,000	449,000
NeighborCare, Inc., 6.875%, 11/15/2013 144A	135,000	141,413
Omnicare, Inc., Ser. B, 8.125%, 03/15/2011	400,000	448,000
Pacificare Health Systems, Inc., 10.75%, 06/01/2009	325,000	383,500
Stewart Enterprises, Inc., 10.75%, 07/01/2008	400,000	452,000
Triad Hospitals, Inc.:
7.00%, 11/15/2013 144A	400,000	412,000
Ser. B, 8.75%, 05/01/2009	400,000	438,000
2,723,913
INDUSTRIALS 1.0%
Air Freight & Logistics 0.1%
United Parcel Services, Inc., 8.375%, 04/01/2020	1,000,000	1,354,439
Commercial Services & Supplies 0.3%
Allied Waste North America, Inc., 6.50%, 11/15/2010 144A	250,000	256,562
Coinmach Corp., 9.00%, 02/01/2010	400,000	428,000
Geo Group, Inc., 8.25%, 07/15/2013	250,000	265,000
Hines Nurseries, Inc., 10.25%, 10/01/2011	75,000	83,625
Iron Mountain, Inc., 6.625%, 01/01/2016	400,000	390,000
Mail Well I Corp., 7.875%, 12/01/2013 144A	135,000	128,250
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2004

	Principal Amount	Value

CORPORATE BONDS continued
INDUSTRIALS continued
Commercial Services & Supplies continued
Manitowoc Co., Inc., 7.125%, 11/01/2013	$ 75,000	$ 80,250
NationsRent, Inc., 9.50%, 10/15/2010 144A	400,000	434,500
Service Corporation International, 6.75%, 04/01/2016 144A #	110,000	111,100
United Rentals North America, Inc.:
6.50%, 02/15/2012 144A	170,000	170,000
7.00%, 02/15/2014 144A	215,000	203,175
2,550,462
Machinery 0.5%
AGCO Corp., 8.50%, 03/15/2006	400,000	402,000
CNH Global N.V., 9.25%, 08/01/2011 144A	250,000	283,750
Cummins, Inc., 9.50%, 12/01/2010 144A	50,000	59,125
Ingersoll Rand Co., 6.25%, 05/15/2006	2,625,000	2,847,802
SPX Corp., 7.50%, 01/01/2013	175,000	189,875
Terex Corp., 7.375%, 01/15/2014 144A	400,000	431,000
Wolverine Tube, Inc., 7.375%, 08/01/2008 144A	340,000	331,500
4,545,052
Road & Rail 0.1%
Burlington Northern Santa Fe Corp., 6.75%, 07/15/2011	1,050,000	1,228,472
INFORMATION TECHNOLOGY 0.1%
Communications Equipment 0.0%
Nortel Networks Corp., 6.125%, 02/15/2006	255,000	262,650
IT Services 0.1%
Unisys Corp., 6.875%, 03/15/2010	400,000	442,000
MATERIALS 1.0%
Chemicals 0.7%
Airgas, Inc., 9.125%, 10/01/2011	400,000	456,000
Dow Chemical Co.:
5.25%, 05/14/2004	3,000,000	3,012,435
8.625%, 04/01/2006	836,000	940,741
Equistar Chemicals LP, 10.625%, 05/01/2011	400,000	433,000
Ethyl Corp., 8.875%, 05/01/2010	95,000	103,075
FMC Corp., 10.25%, 11/01/2009	250,000	295,000
Huntsman Advanced Materials LLC, 11.625%, 10/15/2010	360,000	379,800
Lyondell Chemical Co.:
9.50%, 12/15/2008	300,000	308,250
Ser. A, 9.625%, 05/01/2007	400,000	416,000
Nalco Co., 7.75%, 11/15/2011 144A	385,000	404,250
Noveon, Inc., Ser. B, 11.00%, 02/28/2011	400,000	460,000
Scotts Co., 6.625%, 11/15/2013 144A	160,000	170,400
7,378,951
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2004

	Principal Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Containers & Packaging 0.2%
Graphic Packaging International, Inc., 8.50%, 08/15/2011	$ 400,000	$ 448,000
Jefferson Smurfit Group, 7.50%, 06/01/2013	200,000	212,000
Owens-Brockway Glass Container, Inc., 8.875%, 02/15/2009	400,000	434,000
Portola Packaging, Inc., 8.25%, 02/01/2012 144A	250,000	221,250
Stone Container Corp., 9.75%, 02/01/2011	300,000	336,750
1,652,000
Metals & Mining 0.1%
Massey Energy Co., 6.625%, 11/15/2010	220,000	224,950
Peabody Energy Corp.:
5.875%, 04/15/2016	155,000	156,937
6.875%, 03/15/2013	170,000	184,450
U.S. Steel Corp., 10.75%, 08/01/2008	400,000	468,000
1,034,337
Paper & Forest Products 0.0%
Georgia Pacific Corp., 8.125%, 05/15/2011	250,000	285,000
TELECOMMUNICATION SERVICES 0.3%
Diversified Telecommunication Services 0.2%
Insight Midwest LP, 10.50%, 11/01/2010	400,000	432,000
Sprint Capital Corp., 6.875%, 11/15/2028	2,160,000	2,251,254
2,683,254
Wireless Telecommunications Services 0.1%
Nextel Communications, Inc.:
6.875%, 10/31/2013	221,000	235,917
9.375%, 11/15/2009	400,000	437,000
672,917
UTILITIES 0.2%
Electric Utilities 0.1%
Georgia Power Co., Ser. G, 6.20%, 02/01/2006	1,250,000	1,344,330
Gas Utilities 0.0%
Western Gas Resources, Inc., 10.00%, 06/15/2009	350,000	371,000
Multi-Utilities & Unregulated Power 0.1%
Reliant Resources, Inc.:
9.25%, 07/15/2010	200,000	218,000
9.50%, 07/15/2013	350,000	387,625
605,625
Total Corporate Bonds (cost $87,445,654)		95,152,299
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2004

	Principal Amount	Value

MORTGAGE-BACKED SECURITIES 12.4%
FHLMC:
4.50%, 09/01/2033	$ 13,404,678	$ 13,115,891
5.00%, TBA #	6,805,000	6,839,025
5.50%, 11/01/2033-03/01/2034 ###	7,439,389	7,632,151
6.00%, 08/01/2013-04/01/2014	2,555,356	2,697,953
6.50%, 06/01/2029-07/01/2031	131,160	137,960
7.50%, 06/01/2032	1,931,960	2,079,927
FNMA:
4.50%, TBA #	3,995,000	3,905,113
4.87%, 05/01/2013	2,495,000	2,628,984
5.00%, TBA #	8,845,000	9,082,612
6.00%, 12/01/2012-09/01/2031	10,682,808	11,259,041
6.03%, 06/01/2008	3,886,897	4,265,892
6.13%, 09/01/2008	1,606,268	1,782,752
6.19%, 07/01/2011	2,952,741	3,351,183
6.50%, 07/01/2013-09/01/2032	11,228,239	11,840,257
6.54%, 12/01/2007	463,678	515,335
6.56%, 12/01/2007	1,755,421	1,952,103
6.79%, 07/01/2009	2,158,439	2,467,691
6.80%, 01/01/2007	5,090,776	5,572,127
6.91%, 07/01/2009	1,916,661	2,201,203
7.00%, 05/01/2032	3,604,734	3,826,503
7.06%, 08/01/2006	2,291,510	2,487,540
7.09%, 06/01/2004-10/01/2007	5,413,531	5,647,184
7.22%, 07/01/2007	2,304,367	2,578,452
7.32%, 12/01/2010 (h)	2,580,000	3,075,876
7.47%, 08/01/2007	1,368,056	1,528,272
7.50%, 02/25/2029-12/01/2030	2,738,064	2,961,281
7.53%, 05/01/2007	4,166,722	4,658,533
9.00%, 08/01/2014	1,570,790	1,748,088
GNMA:
5.50%, 01/15/2034-02/15/2034	3,138,507	3,232,336
6.50%, 10/15/2008-02/15/2013	716,255	766,586
Total Mortgage-Backed Securities (cost $122,690,609)		125,837,851
U.S. TREASURY OBLIGATIONS 4.3%
U.S. Treasury Bonds:
5.25%, 11/15/2028	5,270,000	5,565,616
6.00%, 02/15/2026 ##	20,920,000	24,260,673
U.S. Treasury Notes:
2.375%, 08/15/2006	9,180,000	9,318,067
5.00%, 08/15/2011	3,820,000	4,210,507
Total U.S. Treasury Obligations (cost $43,044,084)		43,354,863
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2004

	Principal Amount	Value

YANKEE OBLIGATIONS-CORPORATE 0.1%
CONSUMER DISCRETIONARY 0.0%
Media 0.0%
Rogers Cablesystems, Ltd., 11.00%, 12/01/2015	$ 400,000	$ 466,000
TELECOMMUNICATION SERVICES 0.1%
Wireless Telecommunications Services 0.1%
Rogers Cantel, Inc., 9.75%, 06/01/2016	400,000	504,000
Rogers Wireless, Inc., 6.375%, 03/01/2014 144A	400,000	408,500
912,500
Total Yankee Obligations-Corporate (cost $1,284,826)		1,378,500

	Shares	Value

COMMON STOCKS 65.4%
CONSUMER DISCRETIONARY 9.1%
Auto Components 0.7%
Autoliv, Inc.	99,000	4,059,000
Lear Corp.	55,136	3,416,226
7,475,226
Hotels, Restaurants & Leisure 1.6%
Harrah's Entertainment, Inc.	45,130	2,477,186
International Game Technology, Inc.	186,166	8,370,023
Starbucks Corp. *	147,396	5,564,199
16,411,408
Internet & Catalog Retail 0.6%
Amazon.com, Inc. *	79,100	3,423,448
eBay, Inc. *	38,676	2,681,407
6,104,855
Media 1.6%
Clear Channel Communications, Inc.	101,768	4,309,875
Comcast Corp., Class A *	108,102	3,106,851
Omnicom Group, Inc.	66,782	5,359,256
Time Warner, Inc. *	212,491	3,582,598
16,358,580
Multi-line Retail 0.8%
Nordstrom, Inc.	86,800	3,463,320
Target Corp.	96,300	4,337,352
7,800,672
Specialty Retail 2.8%
Best Buy Co., Inc.	104,941	5,427,549
Chico's FAS, Inc. *	74,500	3,456,800
Gap, Inc.	172,600	3,783,392
Home Depot, Inc.	192,875	7,205,810
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2004

	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Specialty Retail continued
Lowe's Companies, Inc.	94,491	$ 5,303,780
Staples, Inc.	146,247	3,713,211
28,890,542
Textiles, Apparel & Luxury Goods 1.0%
Coach, Inc. *	79,230	3,247,638
Nike, Inc., Class B	41,800	3,254,966
Polo Ralph Lauren Corp., Class A	90,461	3,101,003
9,603,607
CONSUMER STAPLES 5.6%
Beverages 2.0%
Anheuser-Busch Companies, Inc.	121,013	6,171,663
Coca-Cola Co.	133,987	6,739,546
PepsiCo, Inc.	142,767	7,688,003
20,599,212
Food & Staples Retailing 1.8%
CVS Corp.	131,896	4,655,929
Wal-Mart Stores, Inc.	221,706	13,233,631
17,889,560
Food Products 0.4%
General Mills, Inc.	77,800	3,631,704
Household Products 1.0%
Procter & Gamble Co.	99,420	10,427,169
Tobacco 0.4%
Altria Group, Inc.	78,795	4,290,388
ENERGY 2.4%
Oil & Gas 2.4%
Apache Corp.	120,340	5,195,078
BP plc, ADR	173,100	8,862,720
Cross Timbers Royalty Trust	132	3,742
Devon Energy Corp.	6,601	383,848
Exxon Mobil Corp.	243,782	10,138,894
XTO Energy, Inc.	1	19
24,584,301
FINANCIALS 13.3%
Capital Markets 3.0%
Ameritrade Holding Corp. *	220,100	3,389,540
Bank of New York Co., Inc.	148,467	4,676,711
Goldman Sachs Group, Inc.	35,800	3,735,730
J.P. Morgan Chase & Co.	138,616	5,814,941
Merrill Lynch & Co., Inc.	91,395	5,443,486
Morgan Stanley	124,701	7,145,367
30,205,775
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2004

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Commercial Banks 3.5%
Bank of America Corp.	44,012	$ 3,564,092
Bank One Corp.	38,700	2,109,924
Charter One Financial, Inc.	164,866	5,829,662
Fifth Third Bancorp	60,300	3,338,811
FleetBoston Financial Corp.	82,600	3,708,740
National City Corp.	83,400	2,967,372
U.S. Bancorp	241,867	6,687,622
Wells Fargo & Co.	134,995	7,650,166
35,856,389
Consumer Finance 1.0%
American Express Co.	196,621	10,194,799
Diversified Financial Services 1.9%
Citigroup, Inc.	384,067	19,856,264
Insurance 2.6%
Ace, Ltd.	114,800	4,897,368
American International Group, Inc.	206,697	14,747,831
Hartford Financial Services Group, Inc.	104,497	6,656,459
26,301,658
Thrifts & Mortgage Finance 1.3%
Fannie Mae	126,145	9,378,881
GreenPoint Financial Corp.	77,600	3,391,896
12,770,777
HEALTH CARE 9.0%
Biotechnology 0.8%
Amgen, Inc. *	105,085	6,112,794
Genentech, Inc. *	17,952	1,899,681
8,012,475
Health Care Equipment & Supplies 1.9%
Boston Scientific Corp. *	64,800	2,746,224
Guidant Corp.	52,991	3,358,040
Medtronic, Inc.	130,616	6,236,914
Millipore Corp. *	70,300	3,612,014
Saint Jude Medical, Inc. *	46,100	3,323,810
19,277,002
Health Care Providers & Services 1.1%
Anthem, Inc. *	83,696	7,586,205
Caremark Rx, Inc. *	118,600	3,943,450
11,529,655
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2004

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Pharmaceuticals 5.2%
Allergan, Inc.	48,000	$ 4,039,680
Forest Laboratories, Inc. *	39,500	2,828,990
Johnson & Johnson Co.	203,632	10,328,215
Merck & Co., Inc.	46,138	2,038,838
Pfizer, Inc.	598,288	20,969,994
Teva Pharmaceutical Industries, Ltd., ADR	107,016	6,785,885
Watson Pharmaceuticals, Inc. *	59,238	2,534,794
Wyeth	78,374	2,942,944
52,469,340
INDUSTRIALS 8.3%
Aerospace & Defense 0.9%
Lockheed Martin Corp.	74,838	3,415,606
United Technologies Corp.	60,400	5,212,520
8,628,126
Air Freight & Logistics 0.3%
J.B. Hunt Transport Services, Inc. *	124,700	3,512,799
Airlines 0.6%
AMR Corp. *	142,100	1,808,933
Northwest Airlines Corp., Class A *	181,500	1,834,965
Southwest Airlines Co.	167,400	2,378,754
6,022,652
Building Products 0.5%
American Standard Companies, Inc. *	41,373	4,706,179
Commercial Services & Supplies 0.8%
Cendant Corp.	222,017	5,414,995
Monster Worldwide, Inc. *	119,482	3,130,428
8,545,423
Industrial Conglomerates 2.9%
General Electric Co.	710,971	21,698,835
Tyco International, Ltd.	263,484	7,548,817
29,247,652
Machinery 2.3%
Caterpillar, Inc.	56,676	4,481,371
Deere & Co.	97,807	6,779,003
Dover Corp.	151,829	5,886,410
Navistar International Corp. *	145,917	6,690,295
23,837,079
INFORMATION TECHNOLOGY 13.5%
Communications Equipment 1.9%
Cisco Systems, Inc. *	675,652	15,891,335
Nortel Networks Corp. *	550,700	3,271,158
19,162,493
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2004

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Computers & Peripherals 2.7%
Dell, Inc. *	278,061	$ 9,348,411
EMC Corp. *	249,800	3,399,778
Hewlett-Packard Co.	283,608	6,477,606
International Business Machines Corp.	89,382	8,208,843
27,434,638
Electronic Equipment & Instruments 0.6%
Flextronics International, Ltd. *	344,766	5,936,871
IT Services 0.4%
Accenture, Ltd., Class A *	158,490	3,930,552
Semiconductors & Semiconductor Equipment 3.3%
Altera Corp. *	418,575	8,559,859
Applied Materials, Inc. *	167,056	3,571,657
Intel Corp.	242,883	6,606,418
Texas Instruments, Inc.	500,059	14,611,724
33,349,658
Software 4.6%
BEA Systems, Inc. *	265,200	3,383,952
Cadence Design Systems, Inc. *	224,929	3,315,453
Citrix Systems, Inc. *	157,800	3,411,636
Intuit, Inc. *	76,800	3,446,784
Microsoft Corp.	777,502	19,414,225
Oracle Corp. *	1,186,996	14,255,822
47,227,872
MATERIALS 2.3%
Chemicals 1.4%
Air Products & Chemicals, Inc.	133,327	6,682,349
Ecolab, Inc.	125,900	3,591,927
PPG Industries, Inc.	64,679	3,770,786
14,045,062
Metals & Mining 0.9%
Alcoa, Inc.	177,671	6,163,407
Phelps Dodge Corp. *	40,229	3,285,100
9,448,507
TELECOMMUNICATION SERVICES 1.5%
Diversified Telecommunication Services 0.9%
BellSouth Corp.	128,000	3,544,320
Verizon Communications, Inc.	166,859	6,097,028
9,641,348
Wireless Telecommunications Services 0.6%
Nextel Communications, Inc., Class A *	133,241	3,295,050
Western Wireless Corp., Class A *	116,000	2,710,920
6,005,970
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2004

	Shares	Value

COMMON STOCKS continued
UTILITIES 0.4%
Multi-Utilities & Unregulated Power 0.4%
Oneok, Inc.	164,270	$ 3,704,289
Total Common Stocks (cost $565,966,808)		664,928,528
SHORT-TERM INVESTMENTS 3.5%
MUTUAL FUND SHARES 3.5%
Evergreen Institutional U.S. Government Money Market Fund (o) (cost $35,582,268)
	35,582,268	35,582,268
Total Investments (cost $928,247,278) 102.2%		1,039,781,136
Other Assets and Liabilities (2.2%)		(22,229,856)
Net Assets 100.0%		$ 1,017,551,280

(h)	No market quotation available. Valued at fair value as determined in good faith under procedures established by the Board of Trustees.
144A	Security that may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.
#	When-issued security
##	All or a portion of this security has been segregated for when-issued securities.
###	One or more of the securities is a when-issued security.
*	Non-income producing security
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations:
ADR	American Depository Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
TBA	To Be Announced

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2004

Assets
Identified cost of securities	$ 928,247,278
Net unrealized gains on securities	111,533,858

Market value of securities	1,039,781,136
Receivable for securities sold	17,413,330
Receivable for Fund shares sold	1,783,218
Dividends and interest receivable	3,579,617
Prepaid expenses and other assets	107,795

Total assets	1,062,665,096

Liabilities
Payable for securities purchased	36,992,237
Payable for Fund shares redeemed	7,805,985
Advisory fee payable	9,916
Distribution Plan expenses payable	8,761
Due to other related parties	78,766
Accrued expenses and other liabilities	218,151

Total liabilities	45,113,816

Net assets	$ 1,017,551,280

Net assets represented by
Paid-in capital	$ 1,040,220,964
Overdistributed net investment income	(37,419)
Accumulated net realized losses on securities and foreign currency related transactions	(134,166,123)
Net unrealized gains on securities	111,533,858

Total net assets	$ 1,017,551,280

Net assets consists of
Class A	$ 687,676,997
Class B	98,243,677
Class C	16,075,521
Class I	215,555,085

Total net assets	$ 1,017,551,280

Shares outstanding
Class A	83,895,430
Class B	11,987,891
Class C	1,957,801
Class I	26,399,888

Net asset value per share
Class A	$ 8.20
Class A -- Offering price (based on sales charge of 5.75%)	$ 8.70
Class B	$ 8.20
Class C	$ 8.21
Class I	$ 8.16

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Year Ended March 31, 2004

Investment income
Interest	$ 18,781,904
Dividends (net of foreign witholding taxes of $9,608)	8,801,825

Total investment income	27,583,729

Expenses
Advisory fee	3,932,909
Distribution Plan expenses
Class A	2,108,726
Class B	984,058
Class C	138,354
Administrative services fee	1,061,784
Transfer agent fees	1,997,666
Trustees' fees and expenses	15,615
Printing and postage expenses	101,409
Custodian and accounting fees	252,581
Registration and filing fees	47,582
Professional fees	30,124
Other	33,150

Total expenses	10,703,958
Less: Expense reductions	(3,892)
Expense reimbursements	(1,695)

Net expenses	10,698,371

Net investment income	16,885,358

Net realized and unrealized gains or losses on securities and foreign currency related transactions
Net realized gains on:
Securities	47,447,224
Foreign currency related transactions	70

Net realized gains on securities and foreign currency related transactions	47,447,294
Net change in unrealized gains and losses on securities	130,113,139

Net realized and unrealized gains or losses on securities and foreign currency related transactions	177,560,433

Net increase in net assets resulting from operations	$ 194,445,791

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31,
	2004		2003

Operations
Net investment income		$ 16,885,358		$ 23,766,044
Net realized gains or losses on securities and foreign currency related transactions		47,447,294		(54,753,716)
Net change in unrealized gains or losses on securities		130,113,139		(112,832,541)

Net increase (decrease) in net assets resulting from operations		194,445,791		(143,820,213)

Distributions to shareholders from
Net investment income
Class A		(13,123,207)		(16,258,410)
Class B		(1,159,297)		(1,549,701)
Class C		(173,475)		(160,469)
Class I		(5,083,655)		(5,399,679)

Total distributions to shareholders		(19,539,634)		(23,368,259)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	2,435,928	18,846,671	6,156,171	44,712,617
Class B	1,282,480	9,915,408	2,059,275	15,089,381
Class C	741,937	5,747,688	687,335	5,022,427
Class I	2,767,778	21,550,051	3,271,642	22,858,078

		56,059,818		87,682,503

Net asset value of shares issued in reinvestment of distributions
Class A	1,397,375	10,981,365	1,908,765	13,615,436
Class B	133,533	1,048,688	200,892	1,428,527
Class C	19,783	156,184	20,048	142,641
Class I	295,151	2,325,107	212,365	1,509,109

		14,511,344		16,695,713

Automatic conversion of Class B shares to Class A shares
Class A	420,067	3,266,904	1,174,725	8,476,530
Class B	(420,505)	(3,266,904)	(1,176,287)	(8,476,530)

		0		0

Payment for shares redeemed
Class A	(17,770,006)	(138,164,913)	(30,113,232)	(218,040,578)
Class B	(2,341,268)	(18,195,095)	(4,733,320)	(34,064,586)
Class C	(383,355)	(2,988,120)	(536,446)	(3,842,894)
Class I	(23,910,082)	(183,902,234)	(11,088,511)	(79,162,015)

		(343,250,362)		(335,110,073)

Net asset value of shares issued in acquisitions
Class A	229,629	1,741,067	8,911,663	68,045,303
Class B	0	0	2,337,429	17,811,666
Class C	0	0	22,158	169,258
Class I	19,938,828	150,597,452	33,773,277	257,011,103

		152,338,519		343,037,330

Net increase (decrease) in net assets resulting from capital share transactions		(120,340,681)		112,305,473

Total increase (decrease) in net assets		54,565,476		(54,882,999)
Net assets
Beginning of period		962,985,804		1,017,868,803

End of period		$ 1,017,551,280		$ 962,985,804

Overdistributed net investment income		$ (37,419)		$ (115,381)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Balanced Fund (the "Fund") is a diversified series of Evergreen Equity Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Effective February 2, 2004, Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market prices due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

NOTES TO FINANCIAL STATEMENTS continued

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

c. When-issued and delayed delivery transactions

The Fund records when-issued securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

d. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

f. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

NOTES TO FINANCIAL STATEMENTS continued

g. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to certain capital loss carryovers assumed as a result of acquisitions.

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid a fee at an annual rate of 1.5% of the Fund's gross investment income plus an amount determined by applying percentage rates to the average daily net assets of the Fund, starting at 0.51% and declining to 0.21% as average daily net assets increase.

Tattersall Advisory Group, Inc., an indirect, wholly-owned subsidiary of Wachovia, is the investment sub-advisor to the fixed income portion of the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the year ended March 31, 2004, EIMC reimbursed expenses relating to Class A shares in the amount of $1,695.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended March 31, 2004,

NOTES TO FINANCIAL STATEMENTS continued

the transfer agent fees were equivalent to an annual rate of 0.19% of the Fund's average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the year ended March 31, 2004, the Fund paid brokerage commissions of $766,935 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

5. ACQUISITIONS

Effective at the close of business on June 13, 2003, the Fund acquired the net assets of Evergreen Select Balanced Fund in a tax-free exchange for Class A and Class I shares of the Fund. Shares were issued to Class IS and Class I shares of Evergreen Select Balanced Fund at an exchange ratio of 1.34 and 1.34 for Class A and Class I shares, respectively, of the Fund. The aggregate net assets of the Fund immediately prior to the acquisition were $1,003,038,972.

Effective at the close of business on June 14, 2002, the Fund acquired the net assets of Wachovia Balanced Fund in a tax-free exchange for Class A, Class B, Class C and Class I shares of the Fund. Shares were issued to Class A, Class B, Class C and Class Y shares of Wachovia Balanced Fund at an exchange ratio of 1.38, 1.38, 1.38 and 1.39, for Class A, Class B, Class C and Class I shares, respectively, of the Fund. The aggregate net assets of the Fund immediately prior to the acquisition were $932,235,210.

These acquisitions were accomplished by a tax-free exchange of the respective shares of the Fund. The value of net assets acquired, unrealized appreciation acquired and aggregate net assets of the Fund immediately after each acquisition were as follows:

Net Assets of
Acquired	Value of Net	Unrealized	the Fund After
Fund	Assets Acquired	Appreciation	Acquisition

Evergreen Select Balanced Fund	$ 152,338,519	$ 13,669,638	$ 1,155,377,491
Wachovia Balanced Fund	343,037,330	32,385,944	1,275,272,540

NOTES TO FINANCIAL STATEMENTS continued

6. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the year ended March 31, 2004:

Cost of Purchases		Proceeds from Sales

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government

$ 532,083,224	$ 718,985,679	$ 494,227,870	$ 940,966,277

On March 31, 2004, the aggregate cost of securities for federal income tax purposes was $936,047,147. The gross unrealized appreciation and depreciation on securities based on tax cost was $110,170,462 and $6,436,473, respectively, with a net unrealized appreciation of $103,733,989.

As of March 31, 2004, the Fund had $126,366,254 in capital loss carryovers for federal income tax purposes with $47,021,627 expiring in 2009, $51,415,783 expiring in 2010 and $27,928,844 expiring in 2011.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended March 31, 2004, the Fund did not participate in the interfund lending program.

8. DISTRIBUTIONS TO SHAREHOLDERS

As of March 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed	Unrealized	Capital Loss
Ordinary Loss	Appreciation	Carryover

$37,419	$103,733,989	$126,366,254

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

The tax character of distributions paid for the years ended March 31, 2004 and March 31, 2003 was $19,539,634 and $23,368,259 of ordinary income, respectively.

9. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

10. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses

NOTES TO FINANCIAL STATEMENTS continued

incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

11. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended March 31, 2004, the Fund had no borrowings under this agreement.

12. SUBSEQUENT EVENTS

Effective April 1, 2004, EIMC is paid a fee at an annual rate of 1.50% of the Fund's gross investment income plus an amount determined by applying percentage rates to the average daily net assets of the Fund, starting at 0.41% and declining to 0.21% as average daily net assets increases.

Effective May 1, 2004, EIS replaced Evergreen Distributor, Inc. as the distributor of the Fund's shares.

INDEPENDENT AUDITORS' REPORT

Board of Trustees and Shareholders
Evergreen Equity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Balanced Fund, a series of Evergreen Equity Trust, as of March 31, 2004, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2004 by correspondence with the custodian. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Balanced Fund, as of March 31, 2004, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
May 7, 2004

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For corporate shareholders, 41.12% of ordinary income dividends paid during the fiscal year ended March 31, 2004 qualified for the dividends received deduction.

With respect to dividends paid from investment company taxable income during the fiscal year ended March 31, 2004, the Fund designates 44.42% of ordinary income and short-term capital gain distributions as Qualified Dividend Income in accordance with the Internal Revenue Code. Complete 2004 year-end tax information will be reported to you on your 2004 Form 1099-DIV, which shall be provided to you in early 2005.

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TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services; Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. - South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (executive recruitment business development/consulting company); Consultant, Kennedy Information, Inc. (executive recruitment information and research company); Consultant, AESC (The Association of Retained Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	Principal occupations: President, Chief Executive Officer and Chief Investment Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to 200 Berkeley Street, 26th Floor, Boston, MA 02116, Attention: Secretary, Evergreen Funds.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $249.1 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. For more complete information on the fund(s), including investment objective, risks, charges and expenses, please contact your financial advisor or call 800.343.2898, or visit Evergreeninvestments.com for a free prospectus. Read it carefully before you invest or send money.

*As of March 31, 2004

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003, Evergreen Investments was ranked third overall.

566390 rv1   5/2004

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen Foundation Fund

Evergreen Foundation Fund: Annual Report as of March 31, 2004

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
20	STATEMENT OF ASSETS AND LIABILITIES
21	STATEMENT OF OPERATIONS
22	STATEMENTS OF CHANGES IN NET ASSETS
23	NOTES TO FINANCIAL STATEMENTS
29	INDEPENDENT AUDITORS' REPORT
30	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

May 2004

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Foundation Fund, which covers the 12-month period ended March 31, 2004.

Diversified long-term investors were once again rewarded for their discipline over the past twelve months ended March 31, 2004. Those portfolios properly allocated between equities and fixed income, including municipal securities, managed to weather a variety of storms while contributing to overall performance. Despite geopolitical concerns, periods of volatile interest rates, and changes in tax legislation, investors employing the time-tested strategies of asset allocation were once again able to positively contribute to the long-term performance of their investment portfolios.

The period began with the financial markets focused on the war in Iraq. After an initial surge in equities at the onset of the war, the markets pulled back as the grim realities of war became increasingly evident to investors. This uncertainty led to higher demand for bonds, particularly within the Treasury market, as investors sought solace in a flight to quality. This performance in government bonds carried over to many municipal and corporate issues, too, and the increased demand for bonds quickly became a sort of self-fulfilling prophecy, as total return potential climbed with higher prices and declining yields. This increasingly popular strategy, soon helped set the stage for a summer of volatility unmatched in recent history.

At the conclusion of its monetary policy meeting in May, the Federal Reserve had commented on the "possibility of an unwelcome, substantial fall in inflation." Many bond investors, convinced the Fed was taking rates to zero, drove yields

1

LETTER TO SHAREHOLDERS continued

down to 45-year lows in the U.S. Treasury market. Common market wisdom determined that since the Fed's primary concern was deflation, rates were likely headed lower. Yet when central bankers reduced their target for the federal funds rate by a less than expected 25 basis points in late June, many fixed income investors became alarmed. These worries were compounded by optimistic Gross Domestic Product (GDP) forecasts from Fed Chairman Alan Greenspan during congressional banking committee hearings in July. As a result of these events, the yield on the 10-year Treasury surged from a low of 3.1% in June to 4.6% in late July. This "deflation trade" in bonds had changed from a significant overbought condition to an oversold one in a matter of just six weeks.

The sudden volatility in the bond market was accompanied by steady progress within equities throughout the spring and early summer. As varying degrees of clarity within the geopolitical spectrum gradually encouraged investors, several catalysts emerged to provide stocks with ample support. First, the lower Treasury yields offered equity investors attractive relative valuations. Secondly, the new tax laws would provide the lowest tax rates on capital gains and dividends in more than 50 years. And finally, the improved prospects for economic growth resulted in higher profit forecasts for the balance of 2003 and into 2004.

The bond market began to stabilize at the end of the summer as investors became more comfortable with the likelihood that monetary policy makers would keep rates low for the foreseeable future. This was a welcome respite for owners of Treasuries and municipal securities. In addition to the excitement in Treasuries, investors in municipal bonds also experienced heightened concerns related to the changes in the tax laws, which were initially perceived as a potential threat to their market. Yet after careful consideration, the majority of investors became convinced that capital preservation would remain

2

LETTER TO SHAREHOLDERS continued

a primary, if not dominant, theme for the demand of these securities. A second concern involved the poor financial condition of many states and local governments. Yet just as these concerns were reaching a crescendo, economic growth picked up significantly and tax receipts climbed, improving the financial conditions of many of these entities.

During the final months of 2003, diversified investors benefited from the powerful combination of solid growth in GDP and corporate profits. In addition, the lack of sustainable job growth enabled the Federal Reserve to keep rates at 45-year lows, often suggesting that this policy of accommodation could remain for a "considerable period." Indeed, these trends carried over into the new year. Significant increases in capital investment propelled the economy higher, and the benefits of cost cutting and higher productivity drove corporate profits to record levels. As a result, equities continued to trend higher as first quarter and full year profit estimates were ratcheted higher. Payroll growth remained lackluster, and bonds continued to benefit throughout the first quarter of 2004.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the website, you may also access a new feature that presents a detailed Q & A interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/Annual Updates, from our website. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

3

FUND AT A GLANCE

as of March 31, 2004

MANAGEMENT TEAM

Maureen E. Cullinane, CFA
Large Cap Core Growth Team
Lead Manager

Timothy E. O'Grady
Value Equity Team
Lead Manager

Tattersall Advisory Group, Inc.

CURRENT INVESTMENT STYLE2

2 Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 3/31/2004.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund's holdings, as well as the size of the companies in which it invests, or median market capitalization.

The fixed income style box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS1

Portfolio inception date: 1/2/1990

	Class A	Class B	Class C	Class I
Class inception date	1/3/1995	1/3/1995	1/3/1995	1/2/1990

Nasdaq symbol	EFOAX	EFOBX	EFOCX	EFONX

Average annual return*

1 year with sales charge	14.68%	15.83%	19.85%	N/A

1 year w/o sales charge	21.66%	20.83%	20.85%	22.10%

5 year	-0.87%	-0.76%	-0.44%	0.57%

10 year	7.16%	7.04%	7.03%	8.04%

* Adjusted for maximum applicable sales charge, unless noted.

1 Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information as of the most recent month end for the A, B, C or I shares, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I, the original class offered. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Foundation Fund Class A shares,1 versus a similar investment in the Russell 1000 Index (Russell 1000), the Lehman Brothers Aggregate Bond Index (LBABI) and the Consumer Price Index (CPI).

The Russell 1000 and the LBABI are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund's Class A shares returned 21.66% for the twelve-month period ended March 31, 2004, excluding any applicable sales charges. During the same period, the fund's benchmarks, the Russell 1000 Index (Russell 1000) returned 36.37% and the Lehman Brothers Aggregate Bond Index (LBABI) returned 5.40%.

Optimism about the prospects of a sustained economic recovery and a rebound in corporate profitability fueled strong performance by U.S. stocks during the 12-month period. In the bond market, corporate bonds also benefiting from improving expectations of corporate profitability, outperformed U.S. Treasuries and other high-grade securities.

The Large Cap Core Growth team emphasized health care, technology, consumer discretionary and industrial cyclical stocks, while keeping the portfolio well diversified across all sectors. Because of concerns that some of the better performing stocks may have risen to risky levels, managers gradually reduced overweight positions in consumer-related stocks late in the period, while building up positions in selected industrial and information technology stocks with the potential to benefit from a sustained recovery. Consumer staples and financial services stocks were substantially underweighted in the belief that they offered only modest growth opportunities. In general, consumer cyclical selections did very well. The decision to underweight major pharmaceutical companies also was successful. Within the health care sector, better performing selections included medical device and generic pharmaceutical companies.

The Value Equity team portfolio was more skeptical about the sustainability of heavy consumer spending and avoided those industries most exposed to discretionary consumer expenditures. Managers overweighted energy, believing that the effects of rising oil and natural gas prices following a long period of underinvestment in energy made the sector especially attractive. While energy stocks did not perform well early, they contributed substantially to performance later in the period, with particularly strong returns coming from the oil services and exploration-and-production industries. The team also emphasized the industrials and health care sectors. In a period in which lower quality stocks outperformed higher quality, the value managers kept to their discipline and emphasized higher quality companies with reasonable valuations and consistent earnings. While this discipline did not help in the period, they remained confident with it over the long run.

At the start of the last fiscal year, the fixed income managers, Tattersall Advisory Group, Inc., kept portfolio duration close to that of the benchmark LBABI.

Late in the twelve-month period, the fixed income portion reduced duration further in anticipation of an imminent rise in interest rates, which can undermine bond prices. We ended the period slightly underweight in duration to the LBABI. With the yield of the ten-year Treasury rising almost a full percent over the last month of the year, shorter portfolio durations were beneficial to portfolio returns.

An overweight position in mortgages was maintained until late in 2003 when it was reduced somewhat in response to that sector's strong performance.

The best performance over the year for the fixed income portion came from the corporate sector, and the fund was overweight in corporate bonds for the first half of the year. Corporate yield spreads narrowed significantly early in the period, and we took advantage of the decline in yield spreads to take profits off the table, and reduce our overweight to the higher quality portion of the corporate sector. We ended the year underweight the corporate sector. Overall, our sector decisions had a positive impact on portfolio returns during the period.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

U.S. government guarantees apply only to the underlying securities of the fund's portfolio and not to the fund's shares.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund.

All data is as of March 31, 2004, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,
CLASS A	2004[1]	2003[1]	2002[1]	2001	2000
Net asset value, beginning of period	$13.81	$16.14	$16.64	$23.41	$20.98
Income from investment operations
Net investment income	0.18	0.25	0.29	0.31	0.36
Net realized and unrealized gains or losses on securities and foreign currency related transactions	2.80	-2.34	-0.50	-3.74	3.01
Total from investment operations	2.98	-2.09	-0.21	-3.43	3.37
Distributions to shareholders from
Net investment income	-0.18	-0.24	-0.29	-0.30	-0.35
Net realized gains	0	0	0	-3.04	-0.59
Total distributions to shareholders	-0.18	-0.24	-0.29	-3.34	-0.94
Net asset value, end of period	$16.61	$13.81	$16.14	$16.64	$23.41
Total return[2]	21.66%	-12.99%	-1.26%	-16.51%	16.38%
Ratios and supplemental data
Net assets, end of period (millions)	$407	$350	$420	$498	$486
Ratios to average net assets
Expenses[3]	1.51%	1.41%	1.34%	1.26%	1.21%
Net investment income	1.16%	1.70%	1.74%	1.59%	1.62%
Portfolio turnover rate	146%	129%	197%	95%	83%

[1]   Net investment income per share is based on average shares outstanding during the period.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,
CLASS B	2004[1]	2003[1]	2002[1]	2001	2000
Net asset value, beginning of period	$13.73	$16.05	$16.54	$23.29	$20.88
Income from investment operations
Net investment income	0.07	0.14	0.16	0.16	0.19
Net realized and unrealized gains or losses on securities and foreign currency related transactions	2.79	-2.33	-0.49	-3.71	3.00
Total from investment operations	2.86	-2.19	-0.33	-3.55	3.19
Distributions to shareholders from
Net investment income	-0.07	-0.13	-0.16	-0.16	-0.19
Net realized gains	0	0	0	-3.04	-0.59
Total distributions to shareholders	-0.07	-0.13	-0.16	-3.20	-0.78
Net asset value, end of period	$16.52	$13.73	$16.05	$16.54	$23.29
Total return[2]	20.83%	-13.69%	-1.97%	-17.14%	15.48%
Ratios and supplemental data
Net assets, end of period (millions)	$439	$518	$976	$1,234	$1,612
Ratios to average net assets
Expenses[3]	2.21%	2.16%	2.09%	2.01%	1.96%
Net investment income	0.46%	0.95%	0.99%	0.81%	0.88%
Portfolio turnover rate	146%	129%	197%	95%	83%

[1]   Net investment income per share is based on average shares outstanding during the period.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,
CLASS C	2004[1]	2003[1]	2002[1]	2001	2000
Net asset value, beginning of period	$13.72	$16.04	$16.53	$23.28	$20.87
Income from investment operations
Net investment income	0.07	0.14	0.16	0.18	0.19
Net realized and unrealized gains or losses on securities and foreign currency related transactions	2.79	-2.33	-0.49	-3.73	3.00
Total from investment operations	2.86	-2.19	-0.33	-3.55	3.19
Distributions to shareholders from
Net investment income	-0.07	-0.13	-0.16	-0.16	-0.19
Net realized gains	0	0	0	-3.04	-0.59
Total distributions to shareholders	-0.07	-0.13	-0.16	-3.20	-0.78
Net asset value, end of period	$16.51	$13.72	$16.04	$16.53	$23.28
Total return[2]	20.85%	-13.69%	-1.97%	-17.15%	15.49%
Ratios and supplemental data
Net assets, end of period (millions)	$101	$111	$177	$251	$76
Ratios to average net assets
Expenses[3]	2.21%	2.16%	2.09%	2.02%	1.96%
Net investment income	0.46%	0.95%	0.99%	0.90%	0.88%
Portfolio turnover rate	146%	129%	197%	95%	83%

[1]   Net investment income per share is based on average shares outstanding during the period.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,
CLASS I1	2004[2]	2003[2]	2002[2]	2001	2000
Net asset value, beginning of period	$13.80	$16.14	$16.64	$23.42	$20.99
Income from investment operations
Net investment income	0.23	0.28	0.29	0.36	0.43
Net realized and unrealized gains or losses on securities and foreign currency related transactions	2.81	-2.34	-0.46	-3.74	3.00
Total from investment operations	3.04	-2.06	-0.17	-3.38	3.43
Distributions to shareholders from
Net investment income	-0.23	-0.28	-0.33	-0.36	-0.41
Net realized gains	0	0	0	-3.04	-0.59
Total distributions to shareholders	-0.23	-0.28	-0.33	-3.40	-1.00
Net asset value, end of period	$16.61	$13.80	$16.14	$16.64	$23.42
Total return	22.10%	-12.83%	-1.01%	-16.32%	16.68%
Ratios and supplemental data
Net assets, end of period (millions)	$251	$302	$456	$830	$1,176
Ratios to average net assets
Expenses[3]	1.21%	1.15%	1.09%	1.01%	0.96%
Net investment income	1.46%	1.94%	1.99%	1.81%	1.89%
Portfolio turnover rate	146%	129%	197%	95%	83%

[1]   Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

[2]   Net investment income per share is based on average shares outstanding during the period.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

March 31, 2004

	Principal Amount	Value

ASSET-BACKED SECURITIES 0.5%
Residential Asset Mtge. Products, Inc.:
Ser. 2002-RZ2, Class A3, 4.98%, 09/25/2028	$ 418,846	$ 418,710
Ser. 2003-RS7, Class AI6, 5.34%, 08/25/2033	3,120,000	3,258,731
Ser. RZ3, Class A4, 4.73%, 12/25/2031	2,455,000	2,554,889
Total Asset-Backed Securities (cost $6,060,304)		6,232,330
COLLATERALIZED MORTGAGE OBLIGATIONS 9.9%
Commerce 2000, Ser. 2000-C1, Class A2, 7.42%, 08/15/2033	3,285,000	3,891,932
Credit Suisse First Boston Mtge. Securities Corp., Ser. 2001-CKN5, Class A4, 5.44%, 09/15/2034	4,725,000	5,142,797
FHLMC:
Ser. 2001-T5, Class A2, 7.00%, 02/19/2030	3,857,400	4,077,986
Ser. 2695, Class BG, 6.50%, 09/25/2043	3,984,131	4,275,471
Ser. 2727, Class PD, 4.50%, 06/15/2029	3,650,000	3,677,708
Ser. T-54, Class 3A, 7.00%, 02/25/2043	3,510,186	3,836,330
FNMA:
Ser. 1993-G36, Class ZQ, 6.50%, 12/25/2023	3,371,843	3,663,811
Ser. 1997-24, Class Z, 8.00%, 04/18/2027	2,571,576	2,777,172
Ser. 2001-51, Class QN, 6.00%, 10/25/2016	7,140,000	7,570,722
Ser. 2002-09, Class PC, 6.00%, 03/25/2017	8,350,000	8,898,977
Ser. 2002-12, Class PG, 6.00%, 03/25/2017	2,971,000	3,178,047
Ser. 2003-18, Class A1, 6.50%, 12/25/2042	6,790,132	7,286,660
Ser. 2003-92, Class PD, 4.50%, 03/25/2017	5,000,000	5,081,041
Ser. 2003-W2, Class 1A2, 7.00%, 07/25/2042	3,482,693	3,788,515
Ser. 2003-W3, Class 1A1, 6.50%, 08/25/2042	2,752,803	2,954,102
Ser. 2003-W6, Class 3A, 6.50%, 09/25/2042	3,511,574	3,771,110
Ser. 2003-W14, Class A6, 5.82%, 09/25/2043	4,436,628	4,768,792
Ser. 2004-T1, Class 1A3, 7.00%, 01/25/2044 (h)	2,990,000	3,248,934
Ser. 2004-WI, Class 2A2, 7.00%, 12/25/2033	3,970,071	4,159,662
GNMA, Ser. 2002-52, Class GC, 6.00%, 08/20/2030	4,535,000	4,650,382
Greenwich Capital Comml. Funding Corp., Ser. 2003-C2, Class A3, 4.53%, 01/05/2036	3,865,000	4,003,075
GS Mtge. Securities Corp. II, Ser. 2003-C1, Class A3, 4.61%, 01/10/2040	2,120,000	2,169,073
J.P. Morgan Chase Comml. Mtge. Sec., Ser. 2001-CIB2, Class A2, 6.24%, 04/15/2035	5,030,000	5,620,183
LB-UBS Comml. Mtge. Trust:
Ser. 2000-C3, Class A1, 7.95%, 07/15/2009	4,398,530	4,911,543
Ser. 2000-C4, Class A1, 7.18%, 09/15/2019	4,184,964	4,690,638
Ser. 2001-C2, Class A2, 6.65%, 11/15/2027	5,120,000	5,935,970
Total Collateralized Mortgage Obligations (cost $116,827,742)		118,030,633
CORPORATE BONDS 9.3%
CONSUMER DISCRETIONARY 0.8%
Automobiles 0.1%
Ford Motor Co., 6.375%, 02/01/2029	1,000,000	892,964
See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

March 31, 2004

	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Media 0.2%
Time Warner, Inc., 7.625%, 04/15/2031	$ 2,700,000	$ 3,170,645
Multi-line Retail 0.5%
May Department Stores Co., 6.90%, 01/15/2032	5,000,000	5,594,730
CONSUMER STAPLES 1.3%
Beverages 0.6%
Coca-Cola Enterprises, Inc., 0.00%, 06/20/2020 (n)	17,530,000	6,966,702
Food & Staples Retailing 0.3%
Wal-Mart Stores, Inc., 6.875%, 08/10/2009	3,000,000	3,524,754
Food Products 0.4%
General Mills, Inc., 6.00%, 02/15/2012	4,500,000	4,977,473
ENERGY 0.2%
Oil & Gas 0.2%
Amerada Hess Corp., 7.125%, 03/15/2033	2,000,000	2,106,592
FINANCIALS 4.3%
Capital Markets 0.7%
Bank of New York Co., Inc., 7.30%, 12/01/2009	3,675,000	4,394,818
Merrill Lynch & Co., Inc., 5.36%, 02/01/2007	3,175,000	3,453,740
7,848,558
Commercial Banks 1.0%
Bank America Corp., 4.375%, 12/01/2010	35,000	36,118
PNC Funding Corp., 5.75%, 08/01/2006	4,500,000	4,861,048
SunTrust Banks, Inc., 6.00%, 02/15/2026	5,000,000	5,350,900
U.S. Bancorp, 6.375%, 08/01/2011	2,000,000	2,299,364
12,547,430
Consumer Finance 2.6%
American General Finance Corp., 5.875%, 07/14/2006	4,800,000	5,200,666
Ford Motor Credit Co., 7.375%, 10/28/2009	3,250,000	3,571,438
General Electric Capital Corp., 3.50%, 05/01/2008	3,000,000	3,066,525
GMAC, 6.875%, 09/15/2011	4,675,000	5,079,392
Household Finance Corp., 6.40%, 06/17/2008	3,750,000	4,222,403
International Lease Finance Corp., 4.375%, 12/15/2005	4,105,000	4,277,841
USAA Capital Corp., 5.59%, 12/20/2006 144A	5,500,000	6,049,725
31,467,990
INDUSTRIALS 0.7%
Road & Rail 0.7%
Burlington Northern Santa Fe Corp., 6.75%, 07/15/2011	7,000,000	8,189,811
MATERIALS 0.4%
Chemicals 0.4%
Dow Chemical Co., 5.25%, 05/14/2004	5,000,000	5,020,725
See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

March 31, 2004

	Principal Amount	Value

CORPORATE BONDS continued
TELECOMMUNICATION SERVICES 0.7%
Diversified Telecommunication Services 0.7%
SBC Communications, Inc., 5.875%, 02/01/2012	$ 3,625,000	$ 3,968,099
Sprint Capital Corp., 6.875%, 11/15/2028	4,250,000	4,429,550
8,397,649
UTILITIES 0.9%
Electric Utilities 0.5%
Progress Energy, Inc., 7.75%, 03/01/2031	1,000,000	1,212,578
Southwestern Public Service Co., Ser. B, 5.125%, 11/01/2006	4,500,000	4,809,744
6,022,322
Gas Utilities 0.4%
Consolidated Natural Gas Co., 5.375%, 11/01/2006	4,700,000	5,043,997
Total Corporate Bonds (cost $101,514,884)		111,772,342
MORTGAGE-BACKED SECURITIES 10.6%
FHLMC:
4.50%, 09/15/2015-09/01/2033	13,019,866	13,053,756
5.50%, 11/01/2033	641,627	658,270
5.51%, TBA #	5,415,000	5,550,375
6.00%, 04/01/2014	2,610,947	2,756,646
6.50%, 02/15/2030	4,350,000	4,466,945
8.50%, 09/01/2020	994,282	1,096,105
FNMA:
4.50%, TBA #	6,875,000	6,720,313
4.90%, 01/01/2013	7,129,846	7,542,987
5.00%, TBA #	10,675,000	10,975,234
5.70%, 10/01/2008	6,880,113	7,524,647
5.84%, 12/01/2008	10,142,266	11,193,038
6.00%, 08/01/2006-09/01/2031	21,344,435	22,458,499
6.35%, 05/01/2011	1,459,352	1,635,269
6.40%, 06/01/2009	4,217,592	4,756,252
6.50%, 07/01/2032-08/01/2032	7,481,912	7,863,055
7.00%, 06/01/2032	3,209,668	3,407,131
7.19%, 05/01/2007	3,983,460	4,433,317
7.50%, 02/25/2029-10/01/2031	3,546,638	3,852,008
GNMA:
4.00%, 09/20/2029-07/20/2030	3,035,166	3,080,526
5.50%, 11/15/2033	4,335,848	4,465,163
Total Mortgage-Backed Securities (cost $124,976,117)		127,489,536
U.S. TREASURY OBLIGATIONS 5.2%
U.S. Treasury Bonds:
5.25%, 11/15/2028	7,695,000	8,126,643
6.00%, 02/15/2026	18,875,000	21,889,111
See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

March 31, 2004

	Principal Amount	Value

U.S. TREASURY OBLIGATIONS continued
U.S. Treasury Notes:
2.375%, 08/15/2006 ##	$28,990,000	$ 29,426,010
5.00%, 08/15/2011	2,930,000	3,229,525
Total U.S. Treasury Obligations (cost $61,783,540)		62,671,289
YANKEE OBLIGATIONS - CORPORATE 0.3%
MATERIALS 0.3%
Metals & Mining 0.3%
Alcan Aluminum, Ltd., 6.125%, 12/15/2033 (cost $3,057,647)	3,000,000	3,174,492

	Shares	Value

COMMON STOCKS 61.4%
CONSUMER DISCRETIONARY 9.0%
Automobiles 0.1%
Toyota Motor Corp.	40,000	1,489,658
Hotels, Restaurants & Leisure 1.4%
International Game Technology, Inc.	222,000	9,981,120
Starbucks Corp. *	195,000	7,361,250
17,342,370
Household Durables 1.1%
Black & Decker Corp.	52,331	2,979,727
Harman International Industries, Inc.	65,000	5,174,000
Matsushita Electric Industrial Co., Ltd.	185,000	2,855,306
Sharp Corp.	100,000	1,784,326
12,793,359
Internet & Catalog Retail 1.0%
Amazon.com, Inc. *(p)	135,000	5,842,800
eBay, Inc. *	96,000	6,655,680
12,498,480
Leisure Equipment & Products 0.1%
Eastman Kodak Co.	39,793	1,041,383
Media 1.9%
Comcast Corp., Class A *	224,913	6,270,575
Liberty Media Corp., Class A *	495,374	5,424,345
New York Times Co., Class A	32,867	1,452,721
News Corp., Ltd., ADR	115,096	3,649,694
Time Warner, Inc. *	395,108	6,661,521
23,458,856
Multi-line Retail 1.1%
Nordstrom, Inc.	137,500	5,486,250
Target Corp.	160,000	7,206,400
12,692,650
See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

March 31, 2004

	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Specialty Retail 1.3%
Barnes & Noble, Inc. *	86,227	$ 2,811,000
Best Buy Co., Inc.	110,000	5,689,200
Home Depot, Inc.	177,000	6,612,720
15,112,920
Textiles, Apparel & Luxury Goods 1.0%
Coach, Inc. *	121,000	4,959,790
Jones Apparel Group, Inc.	57,764	2,088,168
Liz Claiborne, Inc.	120,927	4,436,812
11,484,770
CONSUMER STAPLES 3.2%
Beverages 1.3%
Anheuser-Busch Companies, Inc.	65,974	3,364,674
Coca-Cola Co.	95,000	4,778,500
PepsiCo, Inc.	144,191	7,764,685
15,907,859
Food & Staples Retailing 0.6%
Wal-Mart Stores, Inc.	109,340	6,526,505
Food Products 0.2%
Kellogg Co.	61,143	2,399,251
Household Products 0.4%
Kimberly-Clark Corp.	30,684	1,936,160
Procter & Gamble Co.	30,987	3,249,917
5,186,077
Tobacco 0.7%
Altria Group, Inc.	157,358	8,568,143
ENERGY 4.1%
Energy Equipment & Services 0.6%
ENSCO International, Inc.	44,249	1,246,494
Halliburton Co.	136,916	4,160,877
Noble Corp. *	56,662	2,176,954
7,584,325
Oil & Gas 3.5%
Apache Corp.	47,240	2,039,351
BP plc, ADR	107,373	5,497,498
ChevronTexaco Corp.	41,122	3,609,689
ConocoPhillips	59,054	4,122,560
Devon Energy Corp.	55,650	3,236,048
EOG Resources, Inc.	58,270	2,674,010
Exxon Mobil Corp.	269,282	11,199,438
Occidental Petroleum Corp.	41,265	1,900,253
XTO Energy, Inc.	307,294	7,756,094
42,034,941
See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

March 31, 2004

	Shares	Value

COMMON STOCKS continued
FINANCIALS 11.4%
Capital Markets 2.8%
Bank of New York Co., Inc.	95,000	$ 2,992,500
J.P. Morgan Chase & Co.	114,741	4,813,385
Merrill Lynch & Co., Inc.	193,509	11,525,396
Morgan Stanley	216,762	12,420,462
State Street Corp.	50,845	2,650,550
34,402,293
Commercial Banks 3.7%
Bank of America Corp.	138,566	11,221,075
Bank One Corp.	126,249	6,883,096
PNC Financial Services Group, Inc.	68,470	3,794,607
SunTrust Banks, Inc.	39,436	2,749,084
U.S. Bancorp	375,742	10,389,266
Wells Fargo & Co.	164,926	9,346,356
44,383,484
Consumer Finance 0.9%
American Express Co.	206,961	10,730,928
Diversified Financial Services 1.8%
Citigroup, Inc.	412,261	21,313,894
Insurance 1.2%
Allstate Corp.	46,870	2,130,710
American International Group, Inc.	82,697	5,900,431
Mitsui Marine & Fire Insurance Co., Ltd.	285,000	3,030,955
SAFECO Corp.	72,317	3,121,925
14,184,021
Thrifts & Mortgage Finance 1.0%
Sovereign Bancorp, Inc. (p)	124,936	2,676,129
Washington Mutual, Inc.	217,726	9,299,077
11,975,206
HEALTH CARE 8.9%
Biotechnology 0.5%
Genentech, Inc. *	56,500	5,978,830
Health Care Equipment & Supplies 3.0%
Boston Scientific Corp. *	130,000	5,509,400
Guidant Corp.	87,400	5,538,538
Medtronic, Inc.	187,598	8,957,805
Saint Jude Medical, Inc. *	79,000	5,695,900
Stryker Corp.	71,000	6,285,630
Zimmer Holdings, Inc. *	49,500	3,652,110
35,639,383
See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

March 31, 2004

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Providers & Services 0.4%
Aetna, Inc.	46,173	$ 4,142,641
Anthem, Inc. *(p)	14,665	1,329,236
5,471,877
Pharmaceuticals 5.0%
Abbott Laboratories, Inc.	149,205	6,132,325
Allergan, Inc.	40,000	3,366,400
AstraZeneca plc, ADR (p)	123,000	5,747,790
Bristol-Myers Squibb Co.	72,765	1,763,096
Forest Laboratories, Inc. *	57,500	4,118,150
Merck & Co., Inc.	136,988	6,053,500
Pfizer, Inc.	528,402	18,520,490
Shire Pharmaceuticals Group, ADR *	76,130	2,240,506
Teva Pharmaceutical Industries, Ltd., ADR (p)	65,000	4,121,650
Wyeth	199,083	7,475,567
59,539,474
INDUSTRIALS 8.8%
Aerospace & Defense 1.1%
Boeing Co.	50,000	2,053,500
Honeywell International, Inc.	165,071	5,587,653
Northrop Grumman Corp.	50,813	5,001,016
12,642,169
Airlines 0.8%
AMR Corp. *	450,000	5,728,500
Southwest Airlines Co.	250,000	3,552,500
9,281,000
Commercial Services & Supplies 1.7%
Apollo Group, Inc., Class A *	97,000	8,352,670
Career Education Corp. *	72,000	4,078,080
Cendant Corp.	160,000	3,902,400
Waste Management, Inc.	149,075	4,499,083
20,832,233
Electrical Equipment 0.8%
Cooper Industries, Ltd., Class A	105,000	6,003,900
Emerson Electric Co.	68,393	4,098,108
10,102,008
Industrial Conglomerates 2.1%
3M Co.	42,655	3,492,165
General Electric Co.	288,400	8,801,968
Tyco International, Ltd.	429,692	12,310,676
24,604,809
See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

March 31, 2004

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Machinery 2.3%
Caterpillar, Inc.	50,000	$ 3,953,500
Deere & Co.	236,190	16,370,329
Illinois Tool Works, Inc.	43,741	3,465,599
Ingersoll-Rand Co., Ltd., Class A	59,747	4,041,885
27,831,313
INFORMATION TECHNOLOGY 10.8%
Communications Equipment 3.2%
Cisco Systems, Inc. *	490,000	11,524,800
Nokia Corp., ADR (p)	270,211	5,479,879
Nortel Networks Corp. *	825,000	4,900,500
QUALCOMM, Inc.	200,000	13,284,000
Research In Motion, Ltd. *	27,000	2,519,370
37,708,549
Computers & Peripherals 1.8%
Dell, Inc. *	118,000	3,967,160
EMC Corp. *	375,000	5,103,750
Hewlett-Packard Co.	442,411	10,104,667
NEC Corp.	220,000	1,807,554
20,983,131
Electronic Equipment & Instruments 1.0%
Flextronics International, Ltd. *	320,000	5,510,400
Ingram Micro, Inc., Class A *	110,256	1,995,634
Thermo Electron Corp. *	135,480	3,831,374
11,337,408
IT Services 0.3%
First Data Corp.	95,513	4,026,828
Office Electronics 0.1%
Canon, Inc.	27,000	1,396,842
Semiconductors & Semiconductor Equipment 1.1%
Intel Corp.	282,500	7,684,000
Texas Instruments, Inc.	198,000	5,785,560
13,469,560
Software 3.3%
Amdocs, Ltd. *	207,000	5,752,530
Cadence Design Systems, Inc. *	242,900	3,580,346
Citrix Systems, Inc. *	210,000	4,540,200
Intuit, Inc. *	40,000	1,795,200
Microsoft Corp.	532,583	13,298,598
Oracle Corp. *	530,918	6,376,325
Symantec Corp. *	97,100	4,495,730
39,838,929
See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

March 31, 2004

	Shares	Value

COMMON STOCKS continued
MATERIALS 2.7%
Chemicals 0.7%
Air Products & Chemicals, Inc.	75,000	$ 3,759,000
PPG Industries, Inc.	81,955	4,777,976
8,536,976
Metals & Mining 1.6%
Alcoa, Inc.	60,000	2,081,400
Freeport-McMoRan Copper & Gold, Inc., Class B	39,548	1,545,931
Inco, Ltd. *(p)	75,000	2,597,250
JFE Holdings, Inc.	70,000	1,911,504
Peabody Energy Corp.	98,840	4,597,048
Phelps Dodge Corp. *	75,878	6,196,198
18,929,331
Paper & Forest Products 0.4%
International Paper Co.	104,735	4,426,101
TELECOMMUNICATION SERVICES 1.3%
Diversified Telecommunication Services 1.2%
ALLTEL Corp. (p)	28,342	1,413,982
BellSouth Corp.	24,547	679,706
Centurytel, Inc.	135,456	3,723,686
SBC Communications, Inc.	94,257	2,313,067
Telefonos de Mexico SA de CV, ADR (p)	51,473	1,796,922
Verizon Communications, Inc.	137,735	5,032,837
14,960,200
Wireless Telecommunications Services 0.1%
Nextel Communications, Inc., Class A *	36,543	903,709
UTILITIES 1.2%
Electric Utilities 1.1%
Entergy Corp.	62,684	3,729,698
Exelon Corp.	92,889	6,397,265
PG&E Corp. *	53,631	1,553,690
Wisconsin Energy Corp.	31,130	1,000,830
12,681,483
Multi-Utilities & Unregulated Power 0.1%
Scana Corp. (p)	40,833	1,443,447
Total Common Stocks (cost $611,136,089)		735,676,963
See Notes to Financial Statements

18

SCHEDULE OF INVESTMENTS continued

March 31, 2004

	Shares	Value

SHORT-TERM INVESTMENTS 6.3%
MUTUAL FUND SHARES 6.3%
Evergreen Institutional U.S. Government Money Market Fund (o)	50,609,928	$ 50,609,928
Navigator Prime Portfolio (pp)	24,438,657	24,438,657
Total Short-Term Investments (cost $75,048,585)		75,048,585
Total Investments (cost $1,100,404,908) 103.5%		1,240,096,170
Other Assets and Liabilities (3.5%)		(41,802,235)
Net Assets 100.0%		$ 1,198,293,935

*	Non-income producing security
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
(h)	No market quotation available. Valued at fair value as determined in good faith under procedures established by the Board of Trustees.
(p)	All or a portion of this security is on loan.
(pp)	Represents investment of cash collateral received from securities on loan.
(n)	Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.
#	When-issued security
##	All or a portion of the security has been segregated for when-issued securities.
144A	Security that may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.

Summary of Abbreviations:
ADR	American Depository Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust
TBA	To Be Announced
See Notes to Financial Statements

19

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2004

Assets
Identified cost of securities	$ 1,100,404,908
Net unrealized gains on securities	139,691,262

Market value of securities	1,240,096,170
Foreign currency, at value (cost $8,321)	8,436
Receivable for securities sold	17,179,153
Receivable for Fund shares sold	112,430
Dividends and interest receivable	3,959,261
Receivable for securities lending income	6,293
Prepaid expenses and other assets	28,143

Total assets	1,261,389,886

Liabilities
Payable for securities purchased	35,753,637
Payable for Fund shares redeemed	2,449,837
Payable for securities on loan	24,438,657
Advisory fee payable	21,956
Distribution Plan expenses payable	18,092
Due to other related parties	11,437
Accrued expenses and other liabilities	402,335

Total liabilities	63,095,951

Net assets	$ 1,198,293,935

Net assets represented by
Paid-in capital	$ 1,200,478,123
Undistributed net investment income	125,511
Accumulated net realized losses on securities and foreign currency related transactions	(142,002,290)
Net unrealized gains on securities and foreign currency related transactions	139,692,591

Total net assets	$ 1,198,293,935

Net assets consists of
Class A	$ 407,310,685
Class B	438,901,495
Class C	100,622,406
Class I	251,459,349

Total net assets	$ 1,198,293,935

Shares outstanding
Class A	24,514,875
Class B	26,562,466
Class C	6,093,352
Class I	15,137,990

Net asset value per share
Class A	$ 16.61
Class A -- Offering price (based on sales charge of 5.75%)	$ 17.62
Class B	$ 16.52
Class C	$ 16.51
Class I	$ 16.61

See Notes to Financial Statements

20

STATEMENT OF OPERATIONS

Year Ended March 31, 2004

Investment income
Interest	$ 22,023,828
Dividends (net of foreign withholding taxes of $43,168)	12,176,358

Total investment income	34,200,186

Expenses
Advisory fee	8,503,627
Distribution Plan expenses
Class A	1,182,308
Class B	4,901,548
Class C	1,091,145
Administrative services fee	1,284,241
Transfer agent fees	5,009,497
Trustees' fees and expenses	32,572
Printing and postage expenses	183,559
Custodian and accounting fees	307,158
Registration and filing fees	55,604
Professional fees	28,274
Other	104,031

Total expenses	22,683,564
Less: Expense reductions	(4,364)
Expense reimbursements	(1,562)

Net expenses	22,677,638

Net investment income	11,522,548

Net realized and unrealized gains or losses on securities and foreign currency related transactions
Net realized gains or losses on:
Securities	69,382,088
Foreign currency related transactions	(18,022)

Net realized gains on securities and foreign currency related transactions	69,364,066
Net change in unrealized gains or losses on securities and foreign currency related transactions	170,119,960

Net realized and unrealized gains or losses on securities and foreign currency related transactions	239,484,026

Net increase in net assets resulting from operations	$ 251,006,574

See Notes to Financial Statements

21

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31,
	2004		2003

Operations
Net investment income		$ 11,522,548		$ 20,964,192
Net realized gains or losses on securities and foreign currency related transactions		69,364,066		(185,198,784)
Net change in unrealized gains or losses on securities and foreign currency related transactions		170,119,960		(85,419,355)

Net increase (decrease) in net assets resulting from operations		251,006,574		(249,653,947)

Distributions to shareholders from
Net investment income
Class A		(4,583,725)		(5,901,102)
Class B		(2,037,705)		(5,961,762)
Class C		(464,109)		(1,170,127)
Class I		(4,200,028)		(6,514,028)

Total distributions to shareholders		(11,285,567)		(19,547,019)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	1,329,765	20,504,957	2,248,773	32,180,136
Class B	449,776	6,894,464	1,132,769	16,619,239
Class C	87,371	1,332,360	209,039	3,015,619
Class I	2,055,863	31,455,829	2,864,504	41,191,395

		60,187,610		93,006,389

Net asset value of shares issued in reinvestment of distributions
Class A	273,022	4,331,770	385,389	5,499,345
Class B	123,012	1,935,235	398,917	5,679,434
Class C	26,372	414,970	73,730	1,047,721
Class I	234,659	3,710,407	412,284	5,894,226

		10,392,382		18,120,726

Automatic conversion of Class B shares to Class A shares
Class A	4,100,014	62,960,093	8,182,406	117,967,547
Class B	(4,126,554)	(62,960,093)	(8,238,342)	(117,967,547)

		0		0

Payment for shares redeemed
Class A	(6,518,236)	(101,811,010)	(11,514,757)	(167,534,672)
Class B	(7,579,932)	(116,875,329)	(16,428,219)	(235,375,054)
Class C	(2,089,612)	(32,297,850)	(3,240,365)	(46,868,361)
Class I	(9,050,144)	(141,255,482)	(9,645,156)	(141,581,614)

		(392,239,671)		(591,359,701)

Net decrease in net assets resulting from capital share transactions		(321,659,679)		(480,232,586)

Total decrease in net assets		(81,938,672)		(749,433,552)
Net assets
Beginning of period		1,280,232,607		2,029,666,159

End of period		$ 1,198,293,935		$ 1,280,232,607

Undistributed (overdistributed) net investment income		$ 125,511		$ (114,312)

See Notes to Financial Statements

22

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Foundation Fund (the "Fund") is a diversified series of Evergreen Equity Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Effective February 2, 2004, Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market prices due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

23

NOTES TO FINANCIAL STATEMENTS continued

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

c. When-issued and delayed delivery transactions

The Fund records when-issued securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales.

f. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

24

NOTES TO FINANCIAL STATEMENTS continued

g. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

h. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to net realized foreign currency gains or losses and mortgage paydown gains and losses.

i. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid a fee at an annual rate starting at 0.725% and declining to 0.550% as average daily net assets increase.

Tattersall Advisory Group, Inc., an indirect, wholly-owned subsidiary of Wachovia, is the investment sub-advisor to the fixed income portion of the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the year ended March 31, 2004, EIMC reimbursed expenses relating to Class A shares in the amount of $1,562.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

25

NOTES TO FINANCIAL STATEMENTS continued

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended March 31, 2004, the transfer agent fees were equivalent to an annual rate of 0.39% of the Fund's average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the year ended March 31, 2004, the Fund paid brokerage commissions of $759,696 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the year ended March 31, 2004:

Cost of Purchases		Proceeds from Sales

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government

$ 866,249,720	$ 927,430,659	$ 784,192,020	$ 1,207,117,025

During the year ended March 31, 2004, the Fund loaned securities to certain brokers. At March 31, 2004, the value of securities on loan and the value of collateral amounted to $23,963,350 and $24,438,657, respectively. During the year ended March 31, 2004, the Fund earned $35,067 in income from securities lending which is included in dividend income on the Statement of Operations.

On March 31, 2004, the aggregate cost of securities for federal income tax purposes was $1,110,515,993. The gross unrealized appreciation and depreciation on securities based on tax cost was $145,292,274 and $15,712,097, respectively, with a net unrealized appreciation of $129,580,177.

As of March 31, 2004, the Fund had $131,889,876 in capital loss carryovers for federal income tax purposes with $19,206,168 expiring in 2010, $96,896,643 expiring in 2011 and $15,787,065 expiring in 2012.

26

NOTES TO FINANCIAL STATEMENTS continued

For income tax purposes, currency losses incurred after October 31 within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year. As of March 31, 2004, the Fund incurred and will elect to defer post-October currency losses of $16,670.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended March 31, 2004, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of March 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed	Unrealized	Capital Loss
Ordinary Income	Appreciation	Carryover

$ 125,511	$ 129,580,177	$ 131,889,876

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

The tax character of distributions paid for the year ended March 31, 2004 and March 31, 2003 were $11,285,567and $19,547,019, respectively, of ordinary income.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended March 31, 2004, the Fund had no borrowings under this agreement.

27

NOTES TO FINANCIAL STATEMENTS continued

11. SUBSEQUENT EVENTS

Effective April 1, 2004, EIMC is paid an annual fee starting at 0.55% and declining to 0.40% as the average daily net assets of the Fund increases.

Effective May 1, 2004, EIS replaced Evergreen Distributor, Inc. as the distributor of the Fund's shares.

28

INDEPENDENT AUDITORS' REPORT

Board of Trustees and Shareholders
Evergreen Equity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Foundation Fund, a series of Evergreen Equity Trust, as of March 31, 2004, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2004 by correspondence with the custodian. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Foundation Fund, as of March 31, 2004, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
May 7, 2004

29

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For corporate shareholders, 91.69% of ordinary income dividends paid during the fiscal year ended March 31, 2004 qualified for the dividends received deduction.

With respect to dividends paid from investment company taxable income during the fiscal year ended March 31, 2004, the Fund designates 98.67% of ordinary income and short-term capital gain distributions as Qualified Dividend Income in accordance with the Internal Revenue Code. Complete 2004 year-end tax information will be reported to you on your 2004 Form 1099-DIV, which shall be provided to you in early 2005.

30

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31

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services; Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. - South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (executive recruitment business development/consulting company); Consultant, Kennedy Information, Inc. (executive recruitment information and research company); Consultant, AESC (The Association of Retained Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

32

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	Principal occupations: President, Chief Executive Officer and Chief Investment Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to 200 Berkeley Street, 26th Floor, Boston, MA 02116, Attention: Secretary, Evergreen Funds.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $249.1 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. For more complete information on the fund(s), including investment objective, risks, charges and expenses, please contact your financial advisor or call 800.343.2898, or visit Evergreeninvestments.com for a free prospectus. Read it carefully before you invest or send money.

*As of March 31, 2004

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003, Evergreen Investments was ranked third overall.

566391 rv1  5/2004

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Item 2 - Code of Ethics
(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert
Charles A. Austin III and K. Dun Gifford have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 - Principal Accountant Fees and Services
The following table represents fees for professional audit services rendered by KPMG LLP, for the audits of each of the 3 series of the Registrant's annual financial statements for the fiscal years ended March 31, 2003 and March 31, 2004, and fees billed for other services rendered by KPMG LLP.

	2003	2004
Audit fees	$,54,000.00	$ 60,999.00

Audit-related fees (1)	$ 9,661.00	$ 0.00
Audit and audit-related fees	$ 63,661.00	$ 60,999.00

Tax fees (2)	$ 4,946.00	$ 7,125.00

All other fees	$ 0.00	$ 0.00

Total fees	$ 68,607.00	$ 68,124.00

(1) Audit-related fees consists principally of fees for interfund lending procedures and any merger related activity.
(2) Tax fees consists of fees for tax consultation, tax compliance and tax review.

Evergreen Funds
Evergreen Income Advantage Fund
Evergreen Managed Income Fund

Audit and Non-Audit Services Pre-Approval Policy

I. Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the "Act"), the Audit Committee of the Board of Trustees/Directors is responsible for the appointment, compensation and oversight of the work of the independent auditor. As part of this responsibility, the Audit Committee is required to pre-approve the audit and non-audit services performed by the independent auditor in order to assure that they do not impair the auditor's independence from the Funds. To implement these provisions of the Act, the Securities and Exchange Commission (the "SEC") has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. Accordingly, the Audit Committee has adopted, and the Board of Trustees/Directors has ratified, the Audit and Non-Audit Services Pre Approval Policy (the "Policy"), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor may be pre-approved.

The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee ("specified pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the independent auditor. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC's rules on auditor independence. The Audit Committee will also consider whether the independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds' business people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds' ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine, for each fiscal year, the ratio between the total amount of fees for Audit, Audit-related and Tax services and the total amount of fees for certain permissible non-audit services classified as All Other services.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add or subtract to the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the independent auditor to management.

The independent auditor has reviewed this Policy and believes that implementation of the policy will not adversely affect the auditor's independence.

II. Delegation

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions of the Audit Committee at its next scheduled meeting.

III. Audit Services

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor to be able to form an opinion on the Funds' financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. Audit services also include the attestation engagement for the independent auditor's report on management's report on internal controls for financial reporting. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund service providers or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with mergers or acquisitions.

The Audit Committee has pre-approved the Audit services in Appendix A. All other audit services not listed in Appendix A must be specifically pre-approved by the Audit Committee.

IV. Audit-related Services

Audit -related services are assurance and related services that are reasonably related to the performance of the audit or review of the Funds' financial statements or that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, due diligence services pertaining to potential business acquisitions/dispositions; accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements.

The Audit Committee has pre-approved the Audit-related services in Appendix B. All other Audit-related services not listed in appendix B must be specifically pre-approved by the Audit Committee.

V. Tax Services

The Audit Committee believes that the independent auditor can provide Tax services to the Funds such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the independent auditor may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC's rules on auditor independence. The Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Director of Fund Administration, the Vice President of Tax Services or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax services in Appendix C. All Tax services involving large and complex transactions not listed in Appendix C must be specifically pre-approved by the Audit Committee, including: tax services proposed to be provide by the independent auditor to any executive officer or director of the Funds, in his or her individual capacity, where such services are paid for by the Funds or the investment advisor.

VI. All Other Services

The Audit Committee believes, based on the SEC's rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in appendix D. Permissible All Other services not listed in Appendix D must be specifically pre-approved by the Audit Committee.

A list of the SEC's prohibited non-audit services is attached to this policy as Exhibit 1. The SEC's rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions.

VII. Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine to ratio between the total amount of fees for Audit, Audit-related and Tax services, and the total amount of fees for services classified as All Other services.

VIII. Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific approval by the Audit Committee will be submitted to the Director of Fund Administration or Assistant Director of Fund Administration and must include a detailed description of the services to be rendered. The Director/Assistant Director of Fund Administration will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a quarterly basis (or more frequent if requested by the audit committee) of any such services rendered by the independent auditor.

Request or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Director/Assistant Director of Fund Administration, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Chief Compliance Officer to monitor the performance of all services provided by the independent auditor and to determine whether such services are in compliance with this policy. The Chief Compliance Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Chief Compliance Officer and management will immediately report to the chairman of the Audit Committee any breach of this policy that comes to the attention of the Chief Compliance Officer or any member of management.

The Audit Committee will also review the internal auditor's annual internal audit plan to determine that the plan provides for the monitoring of the independent auditor's services.

IX. Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Funds, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Funds, the Funds' investment advisor and related parties of the investment advisor, consistent with Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring independence.

Items 5 - Audit Committee of Listed Registrants
If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant's first annual shareholders meeting after January 15, 2004 or October 31, 2004.

Item 6 - [Reserved]

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
If applicable, not applicable at this time. Applicable for annual reports filed on or after July 1, 2003.

Item 8 - [Reserved]

Item 9 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There were no significant changes in the Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: 5/26/2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: 5/26/2004

By: ________________________
Carol A. Kosel
Principal Financial Officer

Date: 5/26/2004